    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 27, 2003
                                                              FILE NO. 333-56286
                                                              FILE NO. 811-10307

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


                         POST-EFFECTIVE AMENDMENT NO. 3

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                 AMENDMENT NO. 5

             NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS
             -------------------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


       NYLIM CENTER, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054
       -----------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

             REGISTRANT'S TELEPHONE NUMBER:      (973) 394-4448

        Copy To:


        Paul S. Stevens, Esq.                    Robert A. Anselmi, Esq.
        Dechert LLP                            John K. Forst, Esq.
        1775 Eye Street, N.W.                  NYLIM Center
        Washington D.C. 20006                  169 Lackawanna Avenue
                                               Parsippany, New Jersey 07054


                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of rule 485

[X]   on February 28,2003, pursuant to paragraph (b) of rule 485

[ ]   60 days after filing pursuant to paragraph (a)(1) of rule 485

[ ]   on ______, pursuant to paragraph (a)(1) of rule 485

[ ]   75 days after filing pursuant to paragraph (a)(2) of rule 485

[ ]   on ______, pursuant to paragraph (a)(2) of rule 485

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                             NEW YORK LIFE INVESTMENT MANAGEMENT
                                                             INSTITUTIONAL FUNDS
                                                           (INSTITUTIONAL CLASS)




P R O S P E C T U S



                                                                   MARCH 1, 2003





PRIME CASH FUND








Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO]

      CONTENTS


  2      New York Life Investment Management Institutional Prime Cash
         Fund
  6      More About Investment Strategies
  8      Shareholder Guide
           Institutional Class Shares
           Buying and Selling Fund Shares
           Investment Minimums
           Opening Your Account
           Purchasing Additional Shares
           Selling Shares
           Redemptions-in-Kind
           General Policies
           Medallion Signature Guarantee
           Determining the Fund's Share Price (NAV) and the Valuation
           of Securities
           Fund Earnings and Tax Consequences
 13      The Manager
 14      Financial Highlights

---------------------------
A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed upon price that reflects interest.

New York Life Investment Management Institutional Prime Cash Fund

The Prime Cash Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in high-quality, short-term securities denominated in U.S. dollars that generally mature in 397 days (13 months) or less. The dollar-weighted average maturity of the Fund's investment portfolio will not exceed 90 days. The securities in which the Fund invests may include:


- obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities,


- bank and bank holding company obligations such as CDs and bankers' acceptances,

- commercial paper (short-term unsecured loans to corporations),

- loans to U.S. and foreign issuers and securities of foreign branches of U.S. banks, such as negotiable CDs, also known as Eurodollar CDs,

- time deposits,

- REPURCHASE AGREEMENTS, and

- corporate debt securities.


With respect to securities other than U.S. government securities, under normal conditions, the Fund invests in securities that, at the time of purchase:


- have received one of the two highest short-term ratings from two nationally recognized statistical ratings organizations ("NRSRO"), if rated by two NRSROs;

- have received one of the two highest short-term ratings from one NRSRO, if rated by only one NRSRO;


- are unrated, but are determined to be of comparable quality by New York Life Investment Management LLC ("NYLIM"), the Fund's Manager; or



- have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of comparable quality by NYLIM.

                                                                 PRIME CASH FUND

The Fund may also invest in variable and floating rate notes and asset-backed securities, and may purchase U.S. Treasury securities on a "when-issued" basis and purchase them or sell them on a firm or standby commitment basis.


The value of investments of the Fund is determined by using the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less. Upon satisfying certain conditions of Rule 2a-7, the Fund may invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities as long as NYLIM reasonably expects that at any time up to final maturity, or until the Fund can demand payment of principal, the market value of the security will approximate amortized cost.


PRINCIPAL RISKS

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This could occur because of highly unusual market conditions or a sudden collapse in the creditworthiness of an issuer once believed to be of high quality.

The Fund is subject to income risk, which is the risk that falling short-term interest rates will cause the Fund's income to decline. The Fund is also subject to credit risk, which is the risk that the issuer will fail to pay interest and/or principal on time.

Because the Fund invests in U.S. dollar-denominated foreign securities, it can be subject to various risks of loss that are different from risks of investing in securities of U.S.-based issuers. These may include:

- political and economic instability,

- less publicly available information about issuers, and

- changes in U.S. or foreign tax or currency laws.


The Fund's principal investments include derivatives such as variable and floating rate notes and asset-backed securities. The Fund may use derivatives to try to enhance returns or reduce (hedge) the risk of loss of certain of its holdings. Regardless of the purpose, the Fund may lose money using derivatives if NYLIM incorrectly anticipates changes in interest rates or market conditions. With respect to asset-backed securities, if interest rates fall, the underlying debt may be paid off, thereby reducing the value of the Fund's investments.

PRIME CASH FUND

[PRIME CASH FUND BAR CHART]

02                                                                          1.77


ANNUAL RETURN, INSTITUTIONAL
CLASS SHARES
(calendar year 2002)


PAST PERFORMANCE


The bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you the Fund's performance for calendar year 2002. The table below shows how the Fund's average annual total returns for one year and for the life of the Fund compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

FOR CURRENT YIELD INFORMATION, CALL TOLL-FREE 1-866-CASHNYL (1-866-227-4695).

BEST AND WORST QUARTERLY RETURNS, INSTITUTIONAL CLASS SHARES

(2001-2002)


                                                                    RETURN             QUARTER/YEAR

  Highest return/best quarter                                        0.90%                3Q/01

  Lowest return/worst quarter                                        0.39%                4Q/02


AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending December 31, 2002)


                                                                    1 YEAR          SINCE INCEPTION(1)

  Prime Cash Fund
    Institutional Class                                              1.77%                2.31%
    7 Day Current Yield: 1.38%

  Lipper Institutional Money Market Funds Average(2)
  (reflects no deduction for fees, expenses, or taxes)               1.49%                2.08%



(1) The Fund's inception date was May 24, 2001.



(2) The Lipper Institutional Money Market Funds Average is an equally weighted performance index adjusted for capital gains dimensions and income dividends of all of the institutional money market funds in the Lipper Universe. Lipper, Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Results do not reflect deduction of sales charges. Lipper averages are not class specific. Lipper returns are unaudited.

                                                                 PRIME CASH FUND

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                                                   INSTITUTIONAL
  (fees paid directly from your investment)                            CLASS

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                                   None

  Maximum Deferred Sales Charge (Load) Imposed on Sales of
  Shares (as a percentage of redemption proceeds)                       None

  Exchange Fee                                                          None

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee(1)                                                     .20%

  Distribution (12b-1) Fees                                             None

  Other Expenses                                                        .00%

  Total Annual Fund Operating Expenses(1)                               .20%


(1) The Management Fee charged on average daily net assets declines as follows:
    .18% on assets equal to or in excess of $1 billion, .16% on assets equal to or in excess of $2 billion, .14% on assets equal to or in excess of $3 billion, and .12% on assets equal to or in excess of $4 billion. The Manager may from time to time waive all or a portion of its Management Fee. As a result of such fee waiver, Management Fees, Other Expenses and Total Annual Fund Operating Expenses of the Fund for the fiscal year ended October 31, 2002 were as set forth below. The fee waiver may be terminated at any time without notice.


                                                INSTITUTIONAL
                                                    CLASS

                    Management Fee                   .05%

                    Distribution (12b-1)
                    Fees                             None

                    Other Expenses                   .00%

                    Total Annual Fund
                    Operating Expenses               .05%

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.


                     INSTITUTIONAL
  EXPENSES AFTER       CLASS(1)

   1 Year                $ 20

   3 Years               $ 64

   5 Years               $113

   10 Years              $255


(1) Does not reflect fee waiver.

More About Investment Strategies

The information below describes in greater detail the investments, investment practices and other risks pertinent to the Fund.


Additional information about the investment practices of the Fund and risks pertinent to these practices is included in the Statement of Additional Information ("SAI") (see the back cover of this Prospectus).


MONEY MARKET SECURITIES


Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating rate of interest. Money market securities include commercial paper, bankers' acceptances, repurchase agreements, government securities, certificates of deposit, and other highly liquid securities. Money market securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put or call features, which have the effect of shortening the security's maturity.


U.S. GOVERNMENT SECURITIES


U.S. government securities are high-quality securities that are issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. government. The payment of interest and principal on some of these securities is backed by the full faith and credit of the U.S. government. The payment of interest and principal on securities issued by agencies and instrumentalities, which include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation, may be backed by the right to borrow from the U.S. Treasury or from the agency itself. While principal and interest may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of these securities is not guaranteed.


ASSET-BACKED AND MORTGAGE-BACKED SECURITIES


The Fund may invest in securities that are backed by mortgages or other assets (to the extent permitted by Rule 2a-7 under the Investment Company Act of 1940). Mortgage and asset-backed securities are securities that derive their value from underlying pools of loans.


REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed-upon price. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a broker-dealer or bank, in return for cash and agrees to repurchase the instrument at a particular price and time. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. When the Fund is invested in these instruments, it is exposed to the risk that the counterparty may default on its obligation to purchase or deliver the securities subject to the agreement. In such an instance, the Fund may encounter delays and incur costs before being able to sell the security or collect on collateral. Delays may involve loss of interest or decline in the price of the obligation and could adversely affect the value of the Fund's net asset value. In addition, reverse repurchase agreements are essentially borrowings, so the Fund's ability to invest in these instruments is restricted by the Fund's fundamental investment policy limiting all borrowings to no more than one-third of its total assets.


DERIVATIVE SECURITIES

Ownership of derivative securities allows the purchaser to receive payments of principal and/or interest on underlying securities. There are many types of derivatives, including derivatives in which the interest rate is determined by an index, a swap agreement, or some other formula. Derivative securities are subject to certain structural risks that, in unexpected circumstances, could cause the Fund's shareholders to lose money. However, the Fund will invest in derivatives only when these securities are judged consistent with the Fund's investment objective.

VARIABLE RATE NOTES


Variable rate notes are securities that are payable on demand and bear interest at a rate tied to a reference or "base rate." The rate on the note is reset upward or downward each time the base rate changes.


FLOATING RATE NOTES


Floating rate notes are debt instruments with a variable interest rate. Interest adjustments are made on a fixed schedule, typically every six months. The interest rate on floating rate notes is tied to a reference rate, such as a money market or U.S. Treasury bill rate.


FOREIGN SECURITIES

Foreign investments could be more difficult to sell than U.S. investments. They also may subject the Fund to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities also may be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

                            Shareholder
                            Guide

                            The following section is intended to help you understand the costs associated with buying, holding and selling Fund shares.


INSTITUTIONAL CLASS SHARES

This Prospectus offers the Institutional Class Shares of the Prime Cash Fund. Another class of shares of the Fund (the "Service Class Shares") is offered by a separate prospectus. The Fund's Share classes differ only in terms of service fees paid by the Service Class Shares and any other expenses that the Board may approve.

BUYING AND SELLING FUND SHARES

INVESTMENT MINIMUMS

  INITIAL INVESTMENT                                                                   ADDITIONAL INVESTMENTS
  $10 million dollars                                                                              No minimum


OPENING YOUR ACCOUNT



                                   HOW                                             DETAILS

  BY WIRE:         Before wiring funds, call NYLIM       * The Fund must receive your order and Fed Funds wire by
                   Service Company toll free at 1-866-     5:00 p.m. eastern time in order for you to receive that
                   CASHNYL (1-866-227-4695) between        day's dividend. In addition, the New Account Application
                   8:00 a.m. - 6:00 p.m. eastern time      must be forwarded to NYLIM via overnight mail.
                   on any business day to obtain an
                   account number and a New Account
                   Application and place your initial
                   order. Then send your investment via
                   Fed Funds wire to:
                   Bank of New York
                   ABA: #021000018
                   New York Life Investment Management
                   Institutional Funds (DDA
                   #8900403551)
                   Share Class
                   Your Account Number
                   Name(s) of Account Owner
                   And--Overnight your New Account
                   Application to:
                   New York Life Investment Management
                   Institutional Funds
                   NYLIM Center
                   169 Lackawanna Avenue
                   Parsippany, New Jersey 07054

  BY CHECK:        Send your completed New Account       * Make check payable to New York Life Investment Management
                   Application and check to:               Institutional Funds (third-party checks generally will
                   New York Life Investment Management     not be accepted).
                   Institutional Funds                   * Investments by check will become effective on the day the
                   c/o BFDS                                remittance is converted into Fed Funds.
                   66 Brooks Drive                       * Investments by check normally will be converted to Fed
                   Braintree, Massachusetts 02184          Funds within 2 business days following receipt.

                                                               SHAREHOLDER GUIDE


PURCHASING ADDITIONAL SHARES



                                HOW                                          DETAILS

  BY WIRE:         Call NYLIM Service Company     * The Fund must receive your order and Fed Funds wire by 5:00
                   toll free at 1-866-CASHNYL       p.m. eastern time in order for you to receive that day's
                   (1-866-227-4695) between 8:00    dividend.
                   a.m. - 6:00 p.m. eastern time
                   on any business day to place
                   your order, then send your
                   investment via Fed Funds wire
                   to:
                   Bank of New York
                   ABA: #021000018
                   New York Life Investment
                   Management Institutional
                   Funds (DDA #8900403551) Share
                   Class
                   Your Account Number
                   Name(s) of Account Owner

  BY CHECK:        Send check to:                 * Make check payable to New York Life Investment Management
                   New York Life Investment         Institutional Funds (third-party checks generally will not
                   Management Institutional         be accepted).
                   Funds                          * Investments by check will become effective on the day the
                   c/o BFDS                         remittance is converted into Fed Funds.
                   66 Brooks Drive                * Investments by check normally will be converted to Fed Funds
                   Braintree, Massachusetts         within 2 business days following receipt.
                   02184

SHAREHOLDER GUIDE


SELLING SHARES



                              HOW                                           DETAILS

  BY WIRE:         Call NYLIM Service Company  * To qualify for wire redemptions, you must have completed the
                   toll free at 1-866-CASH       appropriate section of the New Account Application providing
                   NYL (1-866-227-4695)          valid bank account information. A MEDALLION SIGNATURE GUARANTEE
                   between 8:00 a.m. - 6:00      may be required for redemption proceeds to be sent to a third
                   p.m. eastern time on any      party or a bank not previously established on the account.
                   business day.               * To redeem shares and have wires sent "same day," we must receive your call by 5:00 p.m. eastern time. You will receive the previous day's dividend.
                                               * Calls received after 5:00 p.m. eastern time will receive the current day's dividend and funds will be wired the morning of the following business day.

  BY CHECK:        Call NYLIM Service Company  * Calls received after 5:00 p.m. eastern time will receive the
                   toll free at 1-866-CASH       current day's dividend. Shares will be redeemed the following
                   NYL (1-866-227-4695)          business day and a check will be mailed the next business day.
                   between 8:00 a.m. - 6:00    * A written request may be required if the address of record has
                   p.m. eastern time on any      been changed during the previous 30 days.
                   business day to request a
                   redemption. You will
                   receive the previous day's
                   dividend and proceeds will
                   generally be mailed to the
                   address of record the
                   following business day.

                                                               SHAREHOLDER GUIDE


REDEMPTIONS-IN-KIND


The Fund reserves the right to pay certain redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the Fund's portfolio.

GENERAL POLICIES

The following policies apply to purchases and redemptions:

- The Fund may, at its discretion, accept investment amounts smaller than the stated minimum.

- The Fund does not issue shares in certificated form.


- You must purchase shares in U.S. dollars with funds drawn on a U.S. bank. We will not accept payment in the following forms: travelers checks, money orders, credit card convenience checks, cash or starter checks.


- Except under certain conditions, we do not accept third-party checks and reserve the right to limit the number of checks received.

- If your (investment) check does not clear, your order will be canceled and you will be responsible for any losses or fees we incur as a result.


- Wires are not accepted when the New York Stock Exchange (the "Exchange") or banks are closed.


- If you buy shares by check and quickly decide to sell them, the Fund may withhold payment for up to 10 days from the date of the purchase to allow the check to clear.

- A Medallion signature guarantee may be required for redemption proceeds sent to a third party or a bank not previously established on the account.

In the interest of all shareholders, we reserve the right to:


- Reject your order to buy or redeem Fund shares if your order is incomplete or incorrect (particularly if you have failed to include valid taxpayer identification information).


- Suspend offering shares or reject purchase orders when, in management's judgement, it is in the Fund's best interest to do so.

MEDALLION SIGNATURE GUARANTEES

To protect your account, the Fund and the Transfer Agent from fraud, Medallion signature guarantees are required to enable the Transfer Agent to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion signature guarantees are also required for redemptions of $100,000 or more for an account, and for share transfer requests. Medallion signature guarantees may be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP"), or the New York Stock Exchange Medallion Signature Program ("MSP"). Eligible guarantor institutions provide Medallion signature guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion signature guarantee that you acquire is sufficient to cover the total value

SHAREHOLDER GUIDE

---------------------------

GOOD ORDER means all the necessary information, signatures and documentation have been received.



of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion signature guarantee will be rejected for that reason.


Medallion signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact the Fund at 1-866-CASHNYL (1-866-277-4695) for further details.

DETERMINING THE FUND'S SHARE PRICE (NAV) AND THE VALUATION OF SECURITIES

Shares of the Fund are sold at net asset value per share ("NAV"). The NAV is determined by the Fund as of noon eastern time on each day that the Exchange is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt of a completed purchase or redemption request in GOOD ORDER. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities/ # of shares issued and outstanding = NAV). The NAV takes into account the expenses and fees of the Fund, including management and shareholder servicing fees which are accrued daily.


The Fund utilizes the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent NAV per share for the Fund of $1.00. However, there is no assurance that the $1.00 NAV per share will be maintained.

FUND EARNINGS AND TAX CONSEQUENCES


- Your earnings will be automatically reinvested in the Fund unless you elect to receive cash distributions.


- Dividends paid by the Fund will be taxable as ordinary income if you are not exempt from taxes. Such dividends are taxable whether you receive them in cash or reinvest them in more shares.


- The Fund declares dividends daily and pays them monthly.



- The Fund will mail you a tax report by January 31 of each year. This report will tell you which distributions should be treated as taxable ordinary income, which, if any, as tax-exempt income and which, if any, as long-term capital gains.

The Manager


New York Life Investment Management LLC ("NYLIM" or the "Manager"), NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, serves as the Fund's manager. In conformity with the stated policies of the Fund, NYLIM administers the Fund's business affairs and manages the investment operations of the Fund and the composition of the portfolio of the Fund, subject to the supervision of the Board of Trustees of the Trust. The Manager commenced operations in April, 2000 and is an independently managed, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Fund. As of December 31, 2002, the Manager and its affiliates managed approximately $157 billion in assets.


The Manager pays the salaries and expenses of all personnel affiliated with the Fund, and all the operational expenses that are not the responsibility of the Fund, including the fees paid to The Bank of New York as the administrator and cash accountant.

The Manager is not responsible for records maintained by the Fund's Custodian, Transfer Agent, or Dividend Disbursing and/or Shareholder Servicing Agent.

Under the Management Agreement entered into by the Trust on behalf of the Fund, and the Manager, and in consideration for the services rendered by the Manager, the Fund pays the Manager a single, unitary fee that includes the cost of managing the Fund, administrative expenses, and all non-extraordinary expenses other than the fees and expenses of those Trustees who are not "interested persons" as defined in the Investment Company Act of 1940 (including counsel's fees). The rate of the unitary fee declines for all shareholders as the Fund's assets increase. The rate begins at an annual rate of .20% on average daily net assets of the Fund up to breakpoints at $1 billion, $2 billion, $3 billion, and $4 billion such that the fee charged on assets equal to or in excess of each breakpoint is .18%, .16%, .14% and .12%, respectively. The Manager may from time to time waive all or a portion of its Management Fee. Fee waivers may be terminated at any time without notice.


For the fiscal year ended October 31, 2002, the Fund paid the Manager an aggregate fee for services performed of 0.05% as a percentage of the average daily net assets of the Fund.

Financial Highlights


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Institutional Class share of the Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

                                                            FINANCIAL HIGHLIGHTS



PRIME CASH FUND


(Selected per share data and ratios)



                                                        INSTITUTIONAL CLASS
                                                -----------------------------------
                                                                    MAY 24, 2001*
                                                   YEAR ENDED          THROUGH
                                                OCTOBER 31, 2002   OCTOBER 31, 2001
                                                ----------------   ----------------
Net asset value at beginning of period........     $     1.00         $     1.00
                                                   ----------         ----------
Net investment income.........................           0.02               0.02
Net realized gain on investments..............           0.00(a)              --
                                                   ----------         ----------
Total from investment operations..............           0.02               0.02
                                                   ----------         ----------
Less dividends and distributions:
  From net investment income..................          (0.02)             (0.02)
  From net realized gain on investments.......          (0.00)(a)             --
                                                   ----------         ----------
Total dividends and distributions.............          (0.02)             (0.02)
                                                   ----------         ----------
Net asset value at end of period..............     $     1.00         $     1.00
                                                   ==========         ==========
Total investment return:......................           1.91%              1.56%(b)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income.......................           1.88%              3.47%+
  Net expenses................................           0.05%              0.13%+
  Expenses
    (before waiver)...........................           0.20%              0.21%+
Net assets at end of period (in 000's)........     $1,139,755         $  447,297


------------


 *   Commencement of investment operations.
 +   Annualized.
(a)  Less than one cent per share.
(b)  Total return is not annualized.

No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the related SAI in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the distributor. This Prospectus and the related SAI do not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the Fund. A current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMIANNUAL REPORTS
Annual and Semiannual reports provide additional information about the Fund's investments and include discussions of market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

TO OBTAIN INFORMATION:

More information about the Fund, including the SAI and the Fund's Annual and Semiannual reports, is available, without charge, upon request. To obtain information, or for shareholder inquires, write NYLIFE Distributors Inc., attn:
NYLIM Marketing Dept., NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or call toll-free 1-866-CASHNYL (1-866-227-4695).



You can obtain information about the Funds (including the SAI ) by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202-942-8090). This information is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by sending your written request and duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS
SEC File Number: 811-10307

NYLIFE DISTRIBUTORS INC.
NYLIM Center
169 Lackawanna Avenue
Parsippany, New Jersey 07054
Distributor of New York Life Investment
Management Institutional Funds
NYLIFE Distributors Inc. is an indirect
wholly-owned subsidiary of New York Life
Insurance Company.

                                                                    [NYLIM.LOGO]

[RECYCLE LOGO]

       For more information about the Fund, call toll-free 1-866-CASHNYL
                                (1-866-227-4695)
           or visit our website at www.nylim.com/institutionalfunds.

PRIME CASH FUND








For more information call toll free 1-866-CASHNYL (1-866-227-4695) or visit our web site at www.nylim.com/institutionalfunds


[NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO]

--------------------------------------------------------------------------------
                                             NEW YORK LIFE INVESTMENT MANAGEMENT
                                                             INSTITUTIONAL FUNDS
                                                                 (SERVICE CLASS)




P R O S P E C T U S


                                                                   MARCH 1, 2003
--------------------------------------------------------------------------------



PRIME CASH FUND





Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.




                 [NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO]

      CONTENTS


  2      New York Life Investment Management Institutional Prime Cash
         Fund
  6      More About Investment Strategies
  8      Shareholder Guide
           Service Class Shares
           Shareholder Services Plan; Service Fees
           Buying and Selling Fund Shares
           Investment Minimums
           Opening Your Account
           Purchasing Additional Shares
           Selling Shares
           Redemptions-in-Kind
           General Policies
           Medallion Signature Guarantee
           Determining the Fund's Share Price (NAV) and the Valuation
           of Securities
           Fund Earnings and Tax Consequences
 14      The Manager
 15      Financial Highlights

---------------------------
A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed upon price that reflects interest.

New York Life Investment Management Institutional Prime Cash Fund

The Prime Cash Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in high-quality, short-term securities denominated in U.S. dollars that generally mature in 397 days (13 months) or less. The dollar-weighted average maturity of the Fund's investment portfolio will not exceed 90 days. The securities in which the Fund invests may include:


- obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities,


- bank and bank holding company obligations such as CDs and bankers' acceptances,

- commercial paper (short-term unsecured loans to corporations),

- loans to U.S. and foreign issuers and securities of foreign branches of U.S. banks, such as negotiable CDs, also known as Eurodollar CDs,

- time deposits,

- REPURCHASE AGREEMENTS, and

- corporate debt securities.


With respect to securities other than U.S. government securities, under normal conditions, the Fund invests in securities that, at the time of purchase:


- have received one of the two highest short-term ratings from two nationally recognized statistical ratings organizations ("NRSRO"), if rated by two NRSROs;


- have received one of the two highest short-term ratings from one NRSRO, if rated by only one NRSRO;



- are unrated, but are determined to be of comparable quality by New York Life Investment Management LLC ("NYLIM"), the Fund's Manager; or



- have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of comparable quality by NYLIM.

                                                                 PRIME CASH FUND

The Fund may also invest in variable and floating rate notes and asset-backed securities, and may purchase U.S. Treasury securities on a "when-issued" basis and purchase them or sell them on a firm or standby commitment basis.


The value of investments of the Fund is determined by using the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less. Upon satisfying certain conditions of Rule 2a-7, the Fund may invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities, as long as NYLIM reasonably expects that at any time up to final maturity, or until the Fund can demand payment of principal, the market value of the security will approximate amortized cost.


PRINCIPAL RISKS

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money while investing in the Fund. This could occur because of highly unusual market conditions or a sudden collapse in the creditworthiness of an issuer once believed to be of high quality.

The Fund is subject to income risk, which is the risk that falling short-term interest rates will cause the Fund's income to decline. The Fund is also subject to credit risk, which is the risk that the issuer will fail to pay interest and/or principal on time.

Because the Fund invests in U.S. dollar-denominated foreign securities, it can be subject to various risks of loss that are different from risks of investing in securities of U.S.-based issuers. These may include:

- political and economic instability,

- less publicly available information about issuers, and

- changes in U.S. or foreign tax or currency laws.


The Fund's principal investments include derivatives such as variable and floating rate notes and asset-backed securities. The Fund may use derivatives to try to enhance returns or reduce (hedge) the risk of loss of certain of its holdings. Regardless of the purpose, the Fund may lose money using derivatives if NYLIM incorrectly anticipates changes in interest rates or market conditions. With respect to asset-backed securities, if interest rates fall, the underlying debt may be paid off, thereby reducing the value of the Fund's investments.

PRIME CASH FUND

[PRIME CASH FUND BAR CHART]


YEAR                                         ANNUAL RETURN
----                                         -------------
02                                           1.51


ANNUAL RETURN, SERVICE CLASS SHARES
(calendar year 2002)



PAST PERFORMANCE


The bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you the Fund's performance for calendar year 2002. The table below shows how the Fund's average annual total returns for one year and for the life of the Fund compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

FOR CURRENT YIELD INFORMATION, CALL TOLL-FREE 1-866-CASHNYL (1-866-227-4695).

BEST AND WORST QUARTERLY RETURNS, SERVICE CLASS SHARES

(2001-2002)


                                                                RETURN       QUARTER/YEAR

  Highest return/best quarter                                    0.57%          4Q/01

  Lowest return/worst quarter                                    0.33%          4Q/02


AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending December 31, 2002)


                                                                1 YEAR    SINCE INCEPTION(1)

  Prime Cash Fund
    Service Class                                                1.51%          1.82%
      7 Day Current Yield: 1.13%

  Lipper Institutional Money Market Funds Average(2)             1.49%          1.08%



(1) The Fund's inception date was August 15, 2001.



(2) The Lipper Institutional Money Market Funds Average is an equally weighted performance index adjusted for capital gains dimensions and income dividends of all of the institutional money market funds in the Lipper Universe. Lipper, Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Results do not reflect deduction of sales charges. Lipper averages are not class specific. Lipper returns are unaudited.

                                                                 PRIME CASH FUND

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                        SHAREHOLDER FEES                        SERVICE
           (fees paid directly from your investment)             CLASS

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                             None

  Maximum Deferred Sales Charge (Load) Imposed on Sales of
  Shares (as a percentage of redemption proceeds)                 None

  Exchange Fee                                                    None

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee(1)                                               .20%

  Distribution (12b-1) Fees                                       None

  Other Expenses                                                  .25%

  Total Annual Fund Operating Expenses(1)                         .45%


(1) The Management Fee charged on average daily net assets declines as follows:
    .18% on assets equal to or in excess of $1 billion, .16% on assets equal to or in excess of $2 billion, .14% on assets equal to or in excess of $3 billion, and .12% on assets equal to or in excess of $4 billion. The Manager may from time to time waive all or a portion of its Management Fee. As a result of such fee waiver, the Management Fees, Other Expenses and Total Annual Fund Operating Expenses of the Fund for the fiscal year ended October 31, 2002 were as set forth below. The fee waiver may be terminated at any time without notice.


                                                                         SERVICE
                                                                          CLASS

                    Management Fee                                         .05%

                    Distribution (12b-1) Fees                              None

                    Other Expenses                                         .25%

                    Total Annual Fund Operating Expenses                   .30%

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.


                  SERVICE
  Expenses after  CLASS(1)

   1 Year           $ 46

   3 Years          $144

   5 Years          $252

   10 Years         $567


(1) Does not reflect fee waiver.

More About Investment Strategies

The information below describes in greater detail the investments, investment practices and other risks pertinent to the Fund.


Additional information about the investment practices of the Fund and risks pertinent to these practices is included in the Statement of Additional Information ("SAI") (see the back cover of this Prospectus).


MONEY MARKET SECURITIES

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating rate of interest. Money market securities include commercial paper, bankers' acceptances, repurchase agreements, government securities, certificates of deposit, and other highly liquid securities. Money market securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put or call features, which have the effect of shortening the security's maturity.


U.S. GOVERNMENT SECURITIES

U.S. government securities are high-quality securities that are issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. government. The payment of interest and principal on some of these securities is backed by the full faith and credit of the U.S. government. The payment of interest and principal on securities issued by agencies and instrumentalities, which include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation, may be backed by the right to borrow from the U.S. Treasury or from the agency itself. While principal and interest may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of these securities is not guaranteed.


ASSET-BACKED AND MORTGAGE-BACKED SECURITIES

The Fund may invest in securities that are backed by mortgages or other assets (to the extent permitted by Rule 2a-7 under the Investment Company Act of 1940). Mortgage and asset-backed securities are securities that derive their value from underlying pools of loans.


REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed-upon price. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a broker-dealer or bank, in return for cash and agrees to repurchase the instrument at a particular price and time. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. When the Fund is invested in these instruments, it is exposed to the risk that the counterparty may default on its obligation to purchase or deliver the securities subject to the agreement. In such an instance, the Fund may encounter delays and incur costs before being able to sell the security or collect on collateral. Delays may involve loss of interest or decline in the price of the obligation and could adversely affect the value of the Fund's net asset value. In addition, reverse repurchase agreements are essentially borrowings, so the Fund's ability to invest in these instruments is restricted by the Fund's fundamental investment policy limiting all borrowings to no more than one-third of its total assets.


DERIVATIVE SECURITIES
Ownership of derivative securities allows the purchaser to receive payments of principal and/or interest on underlying securities. There are many types of derivatives, including derivatives in which the interest rate is determined by an index, a swap agreement, or some other formula. Derivative securities are subject to certain structural risks that, in unexpected circumstances, could cause the Fund's shareholders to lose money. However, the Fund will invest in derivatives only when these securities are judged consistent with the Fund's investment objective.

VARIABLE RATE NOTES

Variable rate notes are securities that are payable on demand and bear interest at a rate tied to a reference or "base rate." The rate on the note is reset upward or downward each time the base rate changes.


FLOATING RATE NOTES

Floating rate notes are debt instruments with a variable interest rate. Interest adjustments are made on a fixed schedule, typically every six months. The interest rate on floating rate notes is tied to a reference rate, such as a money market or U.S. Treasury bill rate.


FOREIGN SECURITIES
Foreign investments could be more difficult to sell than U.S. investments. They also may subject the Fund to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities also may be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Shareholder
Guide


The following section is intended to help you understand the costs associated with buying, holding and selling Fund shares.


SERVICE CLASS SHARES


This Prospectus offers the Service Class Shares of the Prime Cash Fund. Another class of shares is offered by a separate prospectus. The Fund's share classes differ only in terms of service fees paid by the Service Class Shares and any other expenses that the Board may approve.


SHAREHOLDER SERVICES PLAN; SERVICE FEES

The Board of Trustees of the Trust has adopted a Shareholder Services Plan with respect to the Service Class Shares. Under the terms of the Shareholder Services Plan, the Fund's Service Class Shares are authorized to pay NYLIM, as compensation for services rendered by NYLIM, its affiliates or independent third-party service providers to the Shareholders of the Service Class Shares of the Fund, a Shareholder Service Fee at the rate of .25% on an annualized basis of average daily net assets of the Service Class Shares of the Fund.

The Fund may pay to service agents "service fees" as that term is defined in the rules of the National Association of Securities Dealers, Inc. for services provided to Shareholders of the Service Class Shares of the Fund. These fees are for personal services, including assistance in establishing and maintaining Service Class shareholder accounts and assisting Service Class Shareholders who have questions or other needs relating to their accounts.

                                                               SHAREHOLDER GUIDE

BUYING AND SELLING FUND SHARES
INVESTMENT MINIMUMS

  INITIAL INVESTMENT                                                                   ADDITIONAL INVESTMENTS
  $10 million dollars                                                                              No minimum


OPENING YOUR ACCOUNT



                                HOW                                          DETAILS

  BY WIRE:         Before wiring funds, call      * The Fund must receive your order and Fed Funds wire by 5:00
                   NYLIM Service Company toll       p.m. eastern time in order for you to receive that day's
                   free at 1-866-CASHNYL            dividend. In addition, the New Account Application must be
                   (1-866-227-4695) between 8:00    forwarded to NYLIM via overnight mail.
                   a.m. - 6:00 p.m. eastern time
                   on any business day to obtain
                   an account number and a New
                   Account Application and place
                   your initial order. Then send
                   your investment via Fed Funds
                   wire to:
                   Bank of New York
                   ABA: #021000018
                   New York Life
                   Investment Management
                   Institutional Funds
                   (DDA #8900403551)
                   Share Class
                   Your Account Number
                   Name(s) of Account Owner
                   And--Overnight your New
                   Account Application to:
                   New York Life
                   Investment Management
                   Institutional Funds
                   NYLIM Center
                   169 Lackawanna Avenue
                   Parsippany, New Jersey 07054

  BY CHECK:        Send your completed New        * Make check payable to New York Life Investment Management
                   Account Application and check    Institutional Funds (third-party checks generally will not
                   to:                              be accepted).
                   New York Life                  * Investments by check will become effective on the day the
                   Investment Management            remittance is converted into Fed Funds.
                   Institutional Funds            * Investments by check normally will be converted to Fed Funds
                   c/o BFDS                         within 2 business days following receipt.
                   66 Brooks Drive
                   Braintree, Massachusetts
                   02184

SHAREHOLDER GUIDE


PURCHASING ADDITIONAL SHARES



                            HOW                                           DETAILS

  BY WIRE:    Call NYLIM Service Company toll  * The Fund must receive your order and Fed Funds wire by 5:00
              free at 1-866-CASHNYL (1-866-      p.m. eastern time in order for you to receive that day's
              227-4695) between 8:00             dividend.
              a.m. - 6:00 p.m. eastern time
              on any business day to place
              your order, then send your
              investment via Fed Funds wire
              to:
              Bank of New York
              ABA: #021000018
              New York Life
              Investment Management
              Institutional Funds
              (DDA #8900403551)
              Share Class
              Your Account Number
              Name(s) of Account Owner

  BY CHECK:   Send check to:                   * Make check payable to New York Life Investment Management
              New York Life                      Institutional Funds (third-party checks generally will not
              Investment Management              be accepted).
              Institutional Funds              * Investments by check will become effective on the day the
              c/o BFDS                           remittance is converted into Fed Funds.
              66 Brooks Drive                  * Investments by check normally will be converted to Fed Funds
              Braintree, Massachusetts 02184     within 2 business days following receipt.

                                                               SHAREHOLDER GUIDE


SELLING SHARES



                          HOW                                       DETAILS

  BY WIRE:    Call NYLIM Service Company    * To qualify for wire redemptions, you must have
              toll free at 1-866-CASHNYL      completed the appropriate section of the New Account
              (1-866-227-4695) between        Application providing valid bank account information.
              8:00 a.m. - 6:00 p.m.           A MEDALLION SIGNATURE GUARANTEE may be required for
              eastern time on any business    redemption proceeds to be sent to a third party or a
              day.                            bank not previously established on the account.
                                            * To redeem shares and have wires sent 'same day,' we
                                              must receive your call by 5:00 p.m. eastern time. You
                                              will receive the previous day's dividend.
                                            * Calls received after 5:00 p.m. eastern time will
                                              receive the current day's dividend and funds will be
                                              wired the morning of the following business day.

  BY CHECK:   Call NYLIM Service Company    * Calls received after 5:00 p.m. eastern time will
              toll free at 1-866-CASHNYL      receive the current day's dividend. Shares will be
              (1-866-227-4695) between        redeemed the following business day and a check will
              8:00 a.m. - 6:00 p.m.           be mailed the next business day.
              eastern time on any business  * A written request may be required if the address of
              day to request a redemption.    record has been changed during the previous 30 days.
              You will receive the
              previous day's dividend and
              proceeds will generally be
              mailed to the address of
              record the following
              business day.

SHAREHOLDER GUIDE


REDEMPTIONS-IN-KIND


The Fund reserves the right to pay certain redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the Fund's portfolio.

GENERAL POLICIES

The following policies apply to purchases and redemptions:

- The Fund may, at its discretion, accept investment amounts smaller than the stated minimum.

- The Fund does not issue shares in certificated form.

- You must purchase shares in U.S. dollars with funds drawn on a U.S. bank.

- Except under certain conditions, we do not accept third-party checks and reserve the right to limit the number of checks received.

- If your (investment) check does not clear, your order will be canceled and you will be responsible for any losses or fees we incur as a result.


- Wires are not accepted when the New York Stock Exchange (the "Exchange") or banks are closed.


- If you buy shares by check and quickly decide to sell them, the Fund may withhold payment for up to 10 days from the date of the purchase to allow the check to clear.

- A Medallion signature guarantee may be required for redemption proceeds sent to a third party or a bank not previously established on the account.

In the interest of all shareholders, we reserve the right to:

- Reject your order to buy or redeem your Fund shares if your order is incomplete or incorrect (particularly if you have failed to include valid taxpayer identification information).

- Suspend offering shares or reject purchase orders when, in management's judgement, it is in the Fund's best interest to do so.

MEDALLION SIGNATURE GUARANTEES

To protect your account, the Fund and the Transfer Agent from fraud, Medallion signature guarantees are required to enable the Transfer Agent to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion signature guarantees are also required for redemptions of $100,000 or more for an account, and for share transfer requests. Medallion signature guarantees may be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP"), or the New York Stock Exchange Medallion Signature Program ("MSP"). Eligible guarantor institutions provide Medallion signature guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion signature guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion signature guarantee will be rejected for that reason.

                                                               SHAREHOLDER GUIDE

---------------------------

GOOD ORDER means all the necessary information, signatures and documentation have been received.


Medallion signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact the Fund at 1-866-CASHNYL (1-866-277-4695) for further details.

DETERMINING THE FUND'S SHARE PRICE (NAV) AND THE VALUATION OF SECURITIES


Shares of the Fund are sold at net asset value per share ("NAV"). The NAV is determined by the Fund as of noon eastern time on each day that the Exchange is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt of a completed purchase or redemption request in GOOD ORDER. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares issued and outstanding = NAV). The NAV takes into account the expenses and fees of the Fund, including management and shareholder servicing fees, which are accrued daily.


The Fund utilizes the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent NAV per share for the Fund of $1.00. However, there is no assurance that the $1.00 NAV per share will be maintained.

FUND EARNINGS AND TAX CONSEQUENCES


- Your earnings will be automatically reinvested in the Fund unless you elect to receive cash distributions.


- Dividends paid by the Fund will be taxable as ordinary income if you are not exempt from taxes. Such dividends are taxable whether you receive them in cash or reinvest them in more shares.


- The Fund declares dividends daily and pays them monthly.



- The Fund will mail you a tax report by January 31 of each year. This report will tell you which distributions should be treated as ordinary income, which, if any, as tax-exempt income and which, if any, as long-term capital gains.

The Manager


New York Life Investment Management LLC ("NYLIM" or the "Manager"), NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, serves as the Fund's manager. In conformity with the stated policies of the Fund, NYLIM administers the Fund's business affairs and manages the investment operations of the Fund and the composition of the portfolio of the Fund, subject to the supervision of the Board of Trustees of the Trust. The Manager commenced operations in April, 2000 and is an independently managed, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Fund. As of December 31, 2002, the Manager and its affiliates managed approximately $157 billion in assets.


The Manager pays the salaries and expenses of all personnel affiliated with the Fund, and all the operational expenses that are not the responsibility of the Fund, including the fees paid to The Bank of New York as the administrator and fund accountant.

The Manager is not responsible for records maintained by the Fund's Custodian, Transfer Agent, or Dividend Disbursing and/or Shareholder Servicing Agent.

Under the Management Agreement entered into by the Trust on behalf of the Fund, and the Manager, and in consideration for the services rendered by the Manager, the Fund pays the Manager a single, unitary fee that includes the cost of managing the Fund, administrative expenses, and all non-extraordinary expenses other than the fees and expenses of those Trustees who are not "interested persons" as defined in the Investment Company Act of 1940 (including counsel's fees). The rate of the unitary fee declines for all shareholders as the Fund's assets increase. The rate begins at an annual rate of .20% on average daily net assets of the Fund up to breakpoints at $1 billion, $2 billion, $3 billion, and $4 billion such that the fee charged on assets equal to or in excess of each breakpoint is .18%, .16%, .14%, and .12%, respectively. The Manager may from time to time waive all or a portion of its Management Fee. Fee waivers may be terminated at any time without notice.


For the fiscal year ended October 31, 2002, the Fund paid the Manager an aggregate fee for services performed of 0.05% as a percentage of the average daily net assets of the Fund.

Financial Highlights


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Service Class share of the Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

FINANCIAL HIGHLIGHTS



PRIME CASH FUND


(Selected per share data and ratios)



                                                              SERVICE
                                                               CLASS
                                                -----------------------------------
                                                                   AUGUST 15, 2001*
                                                   YEAR ENDED          THROUGH
                                                OCTOBER 31, 2002   OCTOBER 31, 2001
                                                ----------------   ----------------
Net asset value at beginning of period........     $     1.00         $     1.00
                                                   ----------         ----------
Net investment income.........................           0.02               0.01
Net realized gain on investments..............             --                 --
                                                   ----------         ----------
Total from investment operations..............           0.02               0.01
                                                   ----------         ----------
Less dividends and distributions:
  From net investment income..................          (0.02)             (0.01)
  From net realized gain on investments.......             --                 --
                                                   ----------         ----------
Total dividends and distributions.............          (0.02)             (0.01)
                                                   ----------         ----------
Net asset value at end of period..............     $     1.00         $     1.00
                                                   ==========         ==========
Total investment return:......................           1.65%              0.65%(a)
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income.......................           1.63%              3.00%+
  Net expenses................................           0.30%              0.31%+
  Expenses (before waiver)....................           0.45%              0.46%+
Net assets at end of period (in 000's)........     $   73,053         $      100


------------


 *   Commencement of investment operations.
 +   Annualized.
(a)  Total return is not annualized.

No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus and the related SAI do not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the Fund. A current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMIANNUAL REPORTS
Annual and Semiannual reports provide additional information about the Fund's investments and include discussions of market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

TO OBTAIN INFORMATION:

More information about the Fund, including the SAI and the Fund's Annual and Semiannual reports, is available, without charge, upon request. To obtain information, or for shareholder inquiries, write NYLIFE Distributors Inc., attn:
NYLIM Marketing Dept., NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or call toll-free 1-866-CASHNYL (1-866-227-4695).



You can obtain information about the Funds (including the SAI ) by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202-942-8090). This information is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by sending your written request and duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS
SEC File Number: 811-10307

NYLIFE DISTRIBUTORS INC.
NYLIM Center
169 Lackawanna Avenue
Parsippany, New Jersey 07054
Distributor of New York Life Investment
Management Institutional Funds
NYLIFE Distributors Inc. is an indirect, wholly-owned subsidiary of New York Life
Insurance Company.

                                                                    [NYLIM LOGO]

[RECYCLE LOGO]

       For more information about the Fund, call toll-free 1-866-CASHNYL
                                (1-866-227-4695)
           or visit our website at www.nylim.com/institutionalfunds.

--------------------------------------------------------------------------------




PRIME CASH FUND




--------------------------------------------------------------------------------


For more information call toll free 1-866-CASHNYL (1-866-227-4695) or visit our web site at www.nylim.com/institutionalfunds



[NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO]

            NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS


                      STATEMENT OF ADDITIONAL INFORMATION



                                      FOR



                            INSTITUTIONAL CLASS AND
                              SERVICE CLASS SHARES



                                       OF



       NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL PRIME CASH FUND



                                  NYLIM CENTER
              169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054

                                 MARCH 1, 2003


      Although not a prospectus, this Statement of Additional Information (the "SAI") of New York Life Investment Management Institutional Funds (the "Trust") supplements the information contained in each of the Trust's Prospectuses dated March 1, 2003, as amended or supplemented from time to time (each Prospectus, describing different classes of the Trust's shares, are collectively referred to herein as the "Prospectus"). This SAI is incorporated by reference in and is made a part of the Prospectus, and should be read in conjunction with the Prospectus. The Prospectus is available without charge by writing to New York Life Investment Management Institutional Funds, NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll free 1-866-CASHNYL (1-866-227-4695).



      No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by any series of the Trust or NYLIFE Distributors, Inc. (the "Distributor"). This SAI and the related Prospectus do not constitute an offer by the Trust or the Distributor to sell, or a solicitation of any offer to buy, any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.



      Shareholder inquiries should be made by writing to New York Life Investment Management Institutional Funds, NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll free 1-866-CASHNYL (1-866-227-4695). In addition, you can make inquiries through your registered representative.



      The Financial Statements of the one series of the Trust, the Prime Cash Fund, including the Financial Highlights for each of the periods presented that appear in the 2002 Annual Report to Shareholders and the Report to Shareholders thereon of PricewaterhouseCoopers LLP, independent accountants, appearing therein are incorporated by reference into this SAI.

                                    CONTENTS


                                                                                              Page
NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS.....................................    2
INVESTMENT PRACTICES AND INSTRUMENTS OF THE FUND............................................    4
THE FUND ALONE DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM............................    4
      Investment Strategies/Instruments.....................................................    4
         U.S. Treasury Securities...........................................................    4
         Other U.S. Government Securities...................................................    4
         Stripped Interests in U.S. Treasury Securities.....................................    5
         Zero Coupon Bonds..................................................................    5
         Repurchase Agreements..............................................................    5
         When-Issued Securities.............................................................    6
         Firm or Standby Commitments........................................................    7
         Bank Obligations...................................................................    8
         Variable and Floating Rate Instruments.............................................    9
         Other Short-Term Obligations.......................................................    9
         Foreign Securities.................................................................    9
      Other Investment Practices............................................................   10
         Borrowing..........................................................................   10
         Lending of Portfolio Securities....................................................   10
         Reverse Repurchase Agreements and Dollar Rolls.....................................   11
         Illiquid Securities................................................................   12
         Investment Company Securities and Investment Funds.................................   12
         Mortgage-Related and Other Asset-Backed Securities.................................   12
FUNDAMENTAL INVESTMENT RESTRICTIONS.........................................................   18
TRUSTEES AND OFFICERS.......................................................................   19
BOARD OF TRUSTEES...........................................................................   21
      Compensation..........................................................................   23
      Code of Ethics........................................................................   24
THE MANAGER AND THE DISTRIBUTOR.............................................................   24
      Management Agreement..................................................................   24
      Distribution Agreement................................................................   25
SHAREHOLDER SERVICES FEES...................................................................   25
PURCHASES AND REDEMPTIONS...................................................................   26
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................................   26
PORTFOLIO TURNOVER..........................................................................   29
NET ASSET VALUE.............................................................................   29
TAX INFORMATION.............................................................................   30
PERFORMANCE INFORMATION.....................................................................   33
OTHER INFORMATION...........................................................................   35
      Capitalization........................................................................   35
      Effective Maturity....................................................................   35
      Share Ownership of the Fund...........................................................   35
      Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure...............   36
      Affiliated Transactions...............................................................   37
FUND STRUCTURE..............................................................................   37
      Independent Accountants...............................................................   37
      Legal Counsel.........................................................................   37
      Transfer Agent........................................................................   37
      Custodian.............................................................................   38
      Registration Statement................................................................   38

APPENDIX A: Description of Securities Ratings...............................................   39

             NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS


      The Trust, is an open-end, management investment company (or mutual fund) currently consisting of one investment portfolio, the Prime Cash Fund (the "Fund"). The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). New York Life Investment Management LLC ("NYLIM" or the "Manager") serves as the Fund's Manager.






      The Prospectus discusses the investment objective, strategies, risks, and expenses of the Fund. This SAI contains supplemental information concerning certain of the securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize, and certain risks involved with those investment policies and strategies.





      The Fund's assets will generally be invested in obligations with a remaining maturity of 397 days or less and substantially all of these investments will be held to maturity; however, securities collateralizing repurchase agreements may have maturities in excess of 397 days. The Fund will, to the extent feasible, make portfolio investments primarily in anticipation of or in response to changing economic and money market conditions and trends. The dollar-weighted average maturity of the Fund's portfolio may not exceed 90 days.

      Consistent with the provisions of Rule 2a-7 under the 1940 Act ("Rule 2a-7"), the Fund limits its portfolio investments to those U.S. dollar-denominated securities that present minimal credit risk (which determination must be based on factors pertaining to credit quality in addition to any rating assigned to such securities by a nationally recognized statistical rating organization ("NRSRO")) and, with respect to 95% of its total assets, measured at the time of investment, that are of the highest quality. The Manager determines whether a security presents minimal credit risk pursuant to procedures adopted by the Trust's Board of Trustees. A money market instrument will be considered to be of the highest quality if it is a First Tier Security. A First Tier Security:

      (1) is a rated security that has received a short-term rating from requisite NRSROs in the highest short-term rating category for debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

      (2) is an unrated security that is of comparable quality to a security meeting the requirements for a rated security within the meaning of the Rule, as determined by the Trust's Board of Trustees; or

      (3) is a security issued by a registered investment company that is a money market fund; or;


      (4)   is a U.S. government security.



      The Fund may not invest more than 5% of its total assets in securities issued by the one issuer; provided, however, that the Fund may invest up to 25% of its total assets in the First Tier securities of a single issuer for a period of up to three business days after the acquisition thereof; and except that this limitation shall not apply to U.S. government securities or securities subject to certain Guarantees. Immediately after the acquisition of any Demand Feature or Guarantee or security subject to a demand feature or guarantee, the Fund, with respect to 75% of its total assets, shall not have invested more than 10% of its total assets in securities issued by or subject to Demand Features or Guarantees from the institution that issued the Demand Feature or Guarantee, with certain exceptions. In addition, immediately after the acquisition by the Fund of any Demand Feature or Guarantee (or security subject to a Demand Feature or Guarantee) that is a "Second Tier" security (that is, a security which is not a First Tier security), the Fund shall not have invested more than 5% of its total assets in securities issued by or subject to Demand Features or Guarantees from the institution that issued the Demand Feature or Guarantee.


      The Fund may invest up to 5% of its total assets in securities that were "Second Tier" when acquired. The Fund may not invest more than the greater of 1% of its total assets or $1 million in Second Tier securities of any one issuer, except that this limitation shall not apply to U.S. government securities or securities subject to certain Guarantees.


      In the event that an instrument acquired by the Fund is downgraded or otherwise ceases to be of the quality that is eligible for the Fund, the Fund's Manager, under procedures approved by the Board of Trustees, shall promptly reassess whether such security continues to present minimal credit risk and shall recommend to the Board of Trustees that the Fund take such action as it determines is in the best interest of the Fund and its shareholders. The Board of Trustees, after consideration of the Manager's recommendation and such other information as it deems appropriate, shall cause the Fund to take such action as it deems necessary or appropriate.

      Pursuant to Rule 2a-7, the Fund uses the amortized cost method of valuing portfolio securities in order to maintain a stable net asset value ("NAV") of $1.00 per share. The amortized cost method, which is normally used to value the Fund's portfolio securities, involves initially valuing a security at its acquisition cost as adjusted for amortization of premium.

      The Trustees, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, have established written procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the Fund's net asset value per share, as computed for the purpose of distribution, redemption and repurchase, at a single value of $1.00. Such Procedures include a review of the Fund's portfolio by the Trustees, at such intervals as they deem necessary or appropriate, to ensure that the Fund's net asset value calculated by using available market quotations or market equivalents (the determination of value by reference to interest rate levels, quotations of comparable securities and other factors) does not deviate beyond acceptable limits.

      The extent of deviation, if any, between the Fund's net asset value per share, based upon available market quotations (or appropriate substitutes that reflect current market conditions), and $1.00 per share based on amortized cost shall be calculated at such intervals as the Trustees determine appropriate and reasonable in light of current market conditions. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, should be initiated.

      Where the Trustees believe that the extent of any deviation from the Fund's amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it shall cause the Fund to take such action as the Trustees deem appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results. Such action may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value of the Fund at $1.00 per share, the Trustees have the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends.

      The Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, may tend to lower the yield on the Fund's shares.


      The Fund may borrow money for temporary or emergency purposes, purchase securities on a when issued basis, and enter into firm or standby commitments to purchase securities.


      The Fund also may, consistent with the provisions of Rule 2a-7, invest in securities with a face maturity of more than 397 days, provided that the security's other features allow the Fund to utilize the maturity shortening provisions of the Rule.




                INVESTMENT PRACTICES AND INSTRUMENTS OF THE FUND

      The Fund may engage in the following investment practices, or invest in the following instruments to the extent disclosed in the Prospectus and elsewhere in this SAI.

                      THE FUND ALONE DOES NOT CONSTITUTE A
                          COMPLETE INVESTMENT PROGRAM

      The loss of money is a risk of investing in the Fund. The Fund does not constitute a balanced or complete investment program. The Fund is subject to the general risks and considerations associated with investing in mutual funds generally as well as additional risks and restrictions discussed herein.

INVESTMENT STRATEGIES/INSTRUMENTS

      U.S. Treasury Securities

      The Fund may invest in U.S. Treasury securities, including Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.


      In addition, the Fund may invest in Treasury Inflation-Protection Securities ("TIPS"). TIPS are issued by the U.S. Treasury and are designed to provide investors with a long-term investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed, while the principal value rises or falls semi-annually based on changes in a published Consumer Price Index ("CPI"). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal will not drop below its face amount at maturity. In exchange for the inflation protection, TIPS generally pay lower interest rates than other Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity. In addition, it is not possible to predict with assurance how the market for TIPS will continue to develop; the secondary market for these securities may not be as active or liquid as the secondary market for conventional Treasury securities. Principal appreciation and interest payments on TIPS will be taxed annually as ordinary interest income for Federal income tax calculations. As a result, any appreciation in principal must be counted as interest income in the year the increase occurs, even though the investor will not receive such amounts until the TIPS are sold or mature. Principal appreciation and interest payments will be exempt from state and local income taxes.

      Other U.S. Government Securities

      Other U.S. government securities in which the Fund may invest include obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA") pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks are supported by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association ("SLMA"), are supported only by the credit of the agency or instrumentality. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, and it is not so obligated by law. U.S. government securities also include government-guaranteed mortgage-backed securities. (See "Mortgage-Related and Other Asset-Backed Securities.")

      U.S. government securities do not generally involve the credit risks associated with other types of interest-bearing securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from other interest-bearing securities. Like other fixed-income securities, however, the values of U.S. government securities change as interest rates fluctuate. When interest rates decline, the values of U.S. government securities can be expected to increase, and when interest rates rise, the values of U.S. government securities can be expected to decrease.

      Stripped Interests in U.S. Treasury Securities

      A number of banks and brokerage firms have separated ("stripped") the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Fund may invest in such receipts or certificates. The investment and risk characteristics of "zero coupon" Treasury securities described below under "Zero Coupon Bonds" are shared by such receipts or certificates. The staff of the Securities and Exchange Commission (the "SEC") has indicated that receipts or certificates representing stripped corpus interests in U.S. Treasury securities sold by banks and brokerage firms should not be deemed U.S. government securities but rather securities issued by the bank or brokerage firm involved.

      Zero Coupon Bonds

      The Fund may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from the face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Fund on a current basis but is, in effect, compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which the Fund must accrue and distribute every year even though the Fund receives no payment on the investment in that year. Zero coupon bonds tend to be more volatile than conventional debt securities.

      Repurchase Agreements

      The Fund may enter into fully collateralized, domestic repurchase agreements with certain sellers determined by the Manager to be creditworthy. A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the "Obligation"), and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The custody of the Obligation will be maintained by a custodian appointed by the Fund. The Fund attempts to assure that the value of the purchased Obligation, including any accrued interest, will at all times exceed the value of the repurchase agreement. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

      In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the underlying Obligation or enter into another repurchase agreement. Delays may involve loss of interest or decline in price of the securities. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In addition, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement exceeds the repurchase price. No Fund will invest more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

      The Trustees have delegated to the Fund's Manager the authority and responsibility to monitor and evaluate the Fund's use of repurchase agreements, including identification of sellers whom they believe to be creditworthy, and have authorized the Fund to enter into repurchase agreements with such sellers. As with any unsecured debt instrument purchased for the Fund, the Manager seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation.

      When-Issued Securities

      The Fund may, from time to time, purchase securities on a "when-issued" basis in accordance with the Fund's stated investment objective and policies and with Rule 2a-7. Debt securities, including municipal securities, are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase (60 days for municipal bonds and notes). During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income; however, the Fund intends to be fully invested to the extent practicable and subject to the policies stated herein. Although when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

      When-issued transactions are entered into in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. However, the Fund will not accrue any income on the securities subject to such transactions prior to delivery. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom the Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.

      At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. In addition, the Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. The Fund does not believe that its net asset value or income will be exposed to additional risk by the purchase of securities on a when-issued basis. At the time the Fund purchases a security on a when-issued basis, the Fund will establish a segregated account in which it will maintain liquid assets at least equal in value to any commitments to purchase securities on a when-issued basis. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

      Firm or Standby Commitments

      The Fund may from time to time purchase securities on a "firm commitment" or "standby commitment" basis in accordance with the Fund's stated investment objective and policies and Rule 2a-7.

      Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will generally make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.

      The Fund may purchase municipal securities together with the right to resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the maturity date of the securities. Although it is not a put option in the usual sense, such a right to resell is commonly known as a "put" and is also referred to as a "standby commitment." The Fund may pay for a standby commitment either separately, in cash, or in the form of a higher price for the securities which are acquired subject to the standby commitment, thus increasing the cost of securities and reducing the yield otherwise available from the same security. The Manager understands that the Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Fund takes the position that it is the owner of any municipal obligations acquired subject to a standby commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its possession; however, no assurance can be given that this position would prevail if challenged. In addition, there is no assurance that firm or standby commitments will be available to the Fund, nor has the Fund assumed that such commitments would continue to be available under all market conditions. A standby commitment may not be used to affect the Fund's valuation of the municipal security underlying the commitment. Any consideration paid by the Fund for the standby commitment, whether paid in cash or by paying a premium for the underlying security, which increases the cost of the security and reduces the yield otherwise available from the same security, will be accounted for by the Fund as unrealized depreciation until the standby commitment is exercised or has expired.

      Firm and Standby Commitment transactions are entered into in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. The Fund will not accrue any income on these securities prior to delivery. The value of firm and standby commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom the Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.

      The Fund does not believe that its NAV or income will be exposed to additional risk by the purchase of securities on a when-issued basis. When the Fund makes the commitment to purchase a security on a firm or standby commitment basis, it will record the transaction and reflect the amount due and the value of the security in determining its NAV. The market value of the when-issued, or firm or standby commitment securities may be more or less than the purchase price payable at the settlement date. The Trustees do not believe that the Fund's NAV or income will be exposed to additional risk by the purchase of securities on a firm or standby commitment basis. The Fund will establish a segregated account in which it will maintain liquid assets at least equal in value to any commitments to purchase securities on a firm or standby commitment basis. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

      Bank Obligations

      The Fund may invest in certificates of deposit ("CDs"), time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks, and may invest in CDs, time deposits and other short-term obligations issued by savings and loan associations ("S&Ls").


      CDs are certificates evidencing the obligation of a bank or S&L to repay funds deposited with it for a specified period of time at a specified rate of return. Time deposits in banking institutions are generally similar to CDs, but are uncertificated. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer, usually in connection with international commercial transactions. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The Fund may not invest in time deposits maturing in more than seven days which are subject to withdrawal penalties. The

Fund will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its net assets.

      Investments in the obligations of banks are deemed to be "cash equivalents" if, at the date of investment, the banks have capital, surplus and undivided profits (as of the date of their most recently published financials) in excess of $100 million, or the equivalent in other currencies, or if, with respect to the obligations of other banks and S&Ls, such obligations are federally insured. These limitations do not prohibit investments in the securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

      Variable and Floating Rate Instruments


      As part of the Fund's principal investment strategy, the Fund may purchase rated and unrated variable and floating rate instruments in accordance with its investment objective, policies and strategies and Rule 2a-7. These instruments may include variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. These instruments may include those that are issued by municipalities or other public authorities. Such notes are direct lending arrangements between the Fund and a borrower and, therefore, the notes generally are not traded, and there is no market in which to sell them to third parties. The Fund could suffer a loss if, for example, the borrower defaults on the note. This type of note will be subject to the Fund's limitations on illiquid investments if the Fund cannot demand payment of the principal amount of the note within seven days. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Fund to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments.


      When purchasing such instruments for the Fund, the Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments. If the instruments are subject to demand features, the Manager will monitor their financial status to meet payment on demand. In determining weighted average portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next regularly scheduled interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. Variable rate U.S. government obligations and certain variable rate instruments having a nominal maturity of 397 days or less when purchased, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment. Variable and floating rate instruments purchased by the Fund may carry nominal maturities in excess of the Fund's maturity limitations if such instruments carry Demand Features that comply with conditions established by the SEC.

      Other Short-Term Obligations

      The Fund will invest only in short-term obligations (including short-term, promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in one of the two highest rating categories for short-term debt obligations by at least two NRSROs; (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; (4) if not rated, will be of comparable quality as determined by the Manager, subject to the discretion of the Trustees, or (5) have no short-term rating, but are rated in one of the top three highest long-term rating categories, or deemed to be of comparable quality by the Manager, subject to the discretion of the Trustees.

      Foreign Securities

      The Fund may invest in U.S. dollar-denominated obligations issued by foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S.

regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks.

      Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Fund held overseas will be held by foreign branches of the custodian for the Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements that comply with the requirements of the 1940 Act.

OTHER INVESTMENT PRACTICES

      Borrowing

      The Fund may borrow from a bank up to a limit of 10% of its total assets, but only for temporary or emergency purposes. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company for Federal tax purposes. To avoid the potential leveraging effects of borrowings, the Fund will repay any money borrowed in excess of 5% of its total assets prior to purchasing additional securities. Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the market value of the Fund's portfolio securities. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. See "Fundamental Investment Restrictions" for more information concerning restrictions on borrowing by the Fund.

      Lending of Portfolio Securities


      The Fund may seek to increase its income by lending portfolio securities, in accordance with procedures adopted by the Board, to certain broker-dealers and institutions. Under present regulatory policies, such loans would be required to be secured continuously by collateral in cash or U.S. government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. The total market value of securities loaned will not exceed 33 1/3% of the Fund's total assets. The Fund would have the right to call a loan and obtain the securities loaned at any time generally on less than five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment.

      As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with the Fund. However, the loans would be made only to firms deemed by the Manager to be creditworthy and approved by the Trustees, and when, in the judgment of the Manager, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Manager determines to make securities loans, it is intended that the value of the securities loaned will not exceed 33 1/3% of the value of the total assets of the Fund. See "Fundamental Investment Restrictions" for more information concerning restrictions on lending by the Fund. Under the guidelines adopted by the Board of Trustees, the Fund is prohibited from lending more than 5% of the Fund's total assets to any one counterparty.





      Reverse Repurchase Agreements and Dollar Rolls

      The Fund may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. The Fund's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Fund's net asset value. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. See "Fundamental Investment Restrictions" for more information concerning restrictions on borrowing by the Fund.

      The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

      In "dollar roll" transactions, the Fund sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time the Fund enters into a dollar roll transaction, it will place in a segregated account maintained with an approved custodian cash or other liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained.

      Illiquid Securities

      The Fund may invest up to 10% of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Manager has determined that an adequate trading market exists for such securities or that market quotations are readily available.

      Illiquid securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Manager determines the liquidity of the Fund's investments; in doing so, the Manager may consider various factors, including
(1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) dealer undertakings to make a market, (4) the nature of the security, and (5) the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). Illiquid securities will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

      Investment Company Securities and Investment Funds

      In connection with the management of its daily cash positions, the Fund may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from Federal income taxes) and that seek to maintain a stable net asset value of $1.00 per share. The Fund also may invest in securities issued by investment companies that invest in securities in which the Fund could invest directly, within the limits prescribed by the 1940 Act. These limit the Fund so that (i) not more than 5% of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

      Mortgage-Related and Other Asset-Backed Securities

      The Fund may invest in certain mortgage-related and asset-backed securities. Mortgage-related and asset-backed securities are securities that derive their value from underlying pools of loans that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of a mortgage-related security with prepayment features may not increase as much as other fixed-income securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. The Fund's ability to successfully utilize these instruments may depend in part upon the ability of the Manager to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and if the security has been purchased at a premium the amount of the premium would be lost in the event of prepayment.

      Mortgage-related securities are interests in pools of residential or commercial mortgage loans or leases, including mortgage loans made by S&Ls, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities"). The Fund, to the extent permitted in the Prospectus, may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

      The Fund may only invest in mortgage-backed and asset-backed securities that meet the requirements of Rule 2a-7. In addition, if any such security is determined to be illiquid, the Fund will limit its investment in these and other illiquid instruments to not more than 10% of its net assets. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of such securities is not guaranteed.

      The Fund will invest only in mortgage-related (or other asset-backed) securities either (i) issued by U.S. government-sponsored corporations (currently GNMA, FHLMC and FNMA), or (ii) privately issued securities rated in one of the two highest rating categories by a NRSRO or, if not rated, of comparable investment quality as determined by the Manager. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a NSRO, as described above.

      Mortgage Pass-Through Securities. The Fund may invest in mortgage pass-through securities, which are securities interests in pools of mortgage-related securities. These securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates by providing a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Some mortgage pass-through certificates may include securities backed by adjustable-rate mortgages which bear interest at a rate that will be adjusted periodically.

      Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.


      Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations).



      GNMA Certificates. The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. government corporation within the U.S. department of housing and urban development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&LS, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration-insured or Veterans Administration-guaranteed mortgages. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.


      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and acts as a government instrumentality under authority granted by Congress. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FNMA is authorized to borrow from the U.S. Treasury to meet its obligations.

      FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.


      If either fixed or variable rate pass-through securities issued by the U.S. government or its agencies or instrumentalities are developed in the future, the Fund reserves the right to invest in them.


      Commercial banks, S&Ls, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund's Manager determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Manager are illiquid if, as a result, more than 10% of the value of the Fund's net assets would be illiquid.

      Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first call has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

      In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

      The Fund will not invest in any privately issued CMOs that do not meet the requirements of Rule 3a-7 under the 1940 Act if, as a result of such investment, more than 5% of the Fund's net assets would be invested in any one such CMO, more than 10% of the Fund's net assets would be invested in such CMOs and other investment company securities in the aggregate, or the Fund would hold more than 3% of any outstanding issue of such CMOs.

      FHLMC Collateralized Mortgage Obligations ("FHLMC CMOs"). FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the FHLMC CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities.

Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

      If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

      Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.


      Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.


      The Manager expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Manager will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

      CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

      The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based.

      As described below with respect to stripped mortgage-backed securities, in certain circumstances, a portfolio may fail to recoup fully its initial investment in a CMO residual.

      CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only recently developed, and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a portfolio's limitations on investment in illiquid securities. The Fund limits its investment in CMO residuals to less than 5% of its net assets.

      CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO, there is no assurance that the collateral securing such CMO will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs in the over-the-counter market, the depth and liquidity of which will vary from time to time.

      Risks Associated with Mortgage-Backed Securities. As in the case with other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The value of some mortgage-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Manager to forecast interest rates and other economic factors correctly. If the Manager incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Fund could be exposed to the risk of a loss.

      Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

      Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-related securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-related securities, and the Fund invested in such securities and wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

      Credit risk reflects the chance that the Fund may not receive all or part of its principal because the issuer or credit-enhancer has defaulted on its obligations. Obligations issued by U.S.

government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.


      Other Asset-Backed Securities. The Fund's Manager expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables ("CARs(SM)"). CARs(SM) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs(SM) are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of Federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

      Consistent with the Fund's investment objective and policies and the requirements of Rule 2a-7, the Fund also may invest in other types of asset-backed securities. Certain asset-backed securities may present the same types of risks that may be associated with mortgage-related securities.

                      FUNDAMENTAL INVESTMENT RESTRICTIONS

      The investment restrictions set forth below are fundamental policies of the Fund; they may not be changed without a majority vote of the outstanding shares of the Fund, as defined in the 1940 Act. Except for those investment policies specifically identified as fundamental in the Prospectus and this Statement of Additional Information, and the Fund's objective as described in the Prospectus, all other investment policies and practices described may be changed by the Board of Trustees without the approval of shareholders.

      Unless otherwise indicated, all of the percentage limitations listed below and in the investment restrictions recited in the Prospectus apply only at the time a transaction is entered into. Accordingly, except for fundamental restriction number 5 to which this qualification does not apply, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's net assets will not be considered a violation.

The Fund may not:


      (1) invest in a security if, as a result of such investment, 25% or more of the Fund's total assets would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto) and, at such time that the 1940 Act is amended to permit a registered investment company to elect to be "periodically industry concentrated," (i.e., a fund that does not concentrate its investments in a particular industry would be permitted, but not required, to invest 25% or more of its assets in a particular industry) and the Fund elects to be so classified, then the foregoing limitation shall no longer apply;

      (2) invest in a security if, with respect to 75% of its total assets, more than 5% of its total assets would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;



      (3) invest in a security if, with respect to 75% of its total assets, the Fund would hold more than 10% of the outstanding voting securities of any one issuer, except that this restriction does not apply to U.S. government securities;


      (4) lend any funds or assets, except that the Fund may: (i) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities in accordance with applicable guidelines established by the SEC;

      (5)   borrow money or issue senior securities, except that the Fund may
            (i) borrow from banks or enter into reverse repurchase agreements, and (ii) issue senior securities to the extent permitted under the 1940 Act, provided that the Fund maintains asset coverage of at least 300% for all such borrowings;

      (6) purchase or sell real estate (although the Fund may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

      (7)   purchase or sell commodities or commodities contracts; and

      (8) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the Federal securities laws.

                              TRUSTEES AND OFFICERS

      The Trustees oversee the Fund and the Manager. Information pertaining to the Trustees and officers is set forth below. Each Trustee serves until his/her successor is elected and qualified or until his/her resignation, death or removal. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk. The business address of each Trustee and officer is 169 Lackawanna Avenue, Parsippany, NJ 07054.

                              INTERESTED TRUSTEES*


--------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        FUNDS IN
                                                               PRINCIPAL              FUND COMPLEX
       NAME AND          POSITION(S)    LENGTH OF            OCCUPATION(S)             OVERSEEN BY   OTHER TRUSTEESHIPS
    DATE OF BIRTH        WITH TRUST    TIME SERVED        DURING PAST 5 YEARS            TRUSTEE       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
Stephen C. Roussin      Chairman,      Since        President, Chief Operating             43        New York Life
Date of Birth: 7/12/63  President      inception    Officer Investment Management                    Trust Company, FSB
                        and Trustee    in May 2001  Holdings LLC and New York Life
                                                    Investment Management LLC
                                                    (including predecessor advisory
                                                    organizations); Senior Vice
                                                    President, New York Life
                                                    Insurance Company, Director,
                                                    NYLIFE Securities, Inc.,
                                                    Chairman and Director, NYLIFE
                                                    Distributors Inc., Manager,
                                                    McMorgan & Company LLC;
                                                    Chairman, Trustee and
                                                    President, Eclipse Funds (4
                                                    portfolios); President, Chief
                                                    Executive Officer and Trustee,
                                                    The MainStay Funds (24
                                                    portfolios); Chairman and
                                                    Director of Eclipse Funds Inc.
                                                    (14 portfolios); President,
                                                    Smith Barney 1994 to 1997.
--------------------------------------------------------------------------------------------------------------------------
Patrick G. Boyle        Trustee        Since        Senior Managing Director, New          15        New York Life
Date of Birth:                         inception    York Life Investment Management                  Trust Company,
11/24/53                               in May 2001  LLC, (including predecessor                      FSB; Madison
                                                    advisory organizations); Senior                  Capital Funding LLC
                                                    Vice President, Pension
                                                    Department, New York Life
                                                    Insurance Company; Director,
                                                    MBL Life Assurance Co., Inc.,
                                                    Director of Eclipse Funds Inc.
                                                    (14 portfolios); Executive Vice
                                                    President of Eclipse Funds.
--------------------------------------------------------------------------------------------------------------------------



----------
* These Trustees are considered to be "interested persons" of the Trust within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, the Manager, MacKay Shields LLC ("MacKay Shields"), McMorgan & Company LLC ("McMorgan"), The MainStay Funds, MainStay VP Series Fund, Inc., Eclipse Funds, Eclipse Funds Inc., McMorgan Funds, NYLIFE Securities Inc. and/or the Distributor, as described in detail in the column "Principal Occupation(s) During Past 5 Years." ALL TRUSTEES NOT CONSIDERED "INTERESTED PERSONS" MAY BE REFERRED TO AS "NON-INTERESTED" OR "INDEPENDENT" THROUGHOUT THIS SAI.

                             NON-INTERESTED TRUSTEES


--------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                       FUNDS IN FUND
                                                               PRINCIPAL                  COMPLEX           OTHER
       NAME AND          POSITION(S)    LENGTH OF            OCCUPATION(S)              OVERSEEN BY     TRUSTEESHIPS
    DATE OF BIRTH        WITH TRUST    TIME SERVED        DURING PAST 5 YEARS             TRUSTEE      HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
Lawrence Glacken        Trustee        Since        Trustee, Eclipse Funds (4               19         None
Date of Birth: 10/22/27                inception    portfolios); and Director,
                                       in May 2001  Eclipse Funds Inc. (14
                                                    portfolios).
--------------------------------------------------------------------------------------------------------------------------
Susan B. Kerley         Trustee        Since        Trustee, Eclipse Funds (4               19         SSB/Citi
Date of Birth: 8/12/51                 inception    portfolios); Director of                           Mutual Funds
                                       in May 2001  Eclipse Funds Inc. (14
                                                    portfolios); and President,
                                                    Global Research Associates.
--------------------------------------------------------------------------------------------------------------------------
Peter Meenan            Trustee        Since        Trustee, Eclipse Funds (4               19         The
Date of Birth: 12/5/41                 April 2002   portfolios); Director, Eclipse                     Vantagepoint
                                                    Funds Inc. (14 portfolios);                        Funds
                                                    President and Chief Executive
                                                    Officer, Babson-United, Inc.,
                                                    2000 to present; Head of Global
                                                    Funds, Citicorp, 1992 to 2000.
--------------------------------------------------------------------------------------------------------------------------
Robert P. Mulhearn      Trustee        Since        Trustee, Eclipse Funds (4               19         None
Date of Birth: 3/11/47                 inception    portfolios); and Director,
                                       in May 2001  Eclipse Funds Inc. (14
                                                    portfolios)
--------------------------------------------------------------------------------------------------------------------------

                                    OFFICERS*

-------------------------------------------------------------------------------------


                                                               PRINCIPAL
       NAME AND          POSITION(S)    LENGTH OF            OCCUPATION(S)
    DATE OF BIRTH        WITH TRUST    TIME SERVED        DURING PAST 5 YEARS
-------------------------------------------------------------------------------------
James Hoolahan          Executive      Since        Director, New York Life
Date of Birth: 2/23/47  Vice           inception    Investment Management LLC
                        President      in May 2001  (including predecessor advisory
                                                    organizations); Senior Vice
                                                    President, Signature Financial
                                                    Group, Inc., 1989 to 2001.
-------------------------------------------------------------------------------------
Patrick J. Farrell      Treasurer      Since        Managing Director, New York
Date of Birth: 9/27/59  and Chief      inception    Life Investment Management, LLC
                        Financial      in May 2001  (including predecessor advisory
                        and                         organizations); Corporate Vice
                        Accounting                  President, New York Life
                        Officer                     Insurance 1996 to 1998; Vice
                        Company.                    President, Corporate Vice
                                                    President and Assistant
                                                    Treasurer, NYLIFE Distributors,
                                                    Inc., 1996 to 1998; Treasurer
                                                    and Chief Financial and
                                                    Accounting Officer, The
                                                    MainStay Funds, Eclipse Funds
                                                    Inc., MainStay VP Series Fund,
                                                    and Eclipse Funds and Assistant
                                                    Treasurer, McMorgan Funds
                                                    (formerly McM Funds).
-------------------------------------------------------------------------------------
Robert A. Anselmi       Secretary      Since        Senior Managing Director,
Date of Birth:                         inception    General Counsel and Secretary,
10/19/46                               in May 2001  New York Life Investment
                                                    Management LLC (including
                                                    predecessor advisory
                                                    organizations); Secretary,
                                                    New York Life Investment
                                                    Management Holdings LLC;
                                                    Senior Vice President, New
                                                    York Life Insurance Company;
                                                    Vice President and
                                                    Secretary, McMorgan &
                                                    Company LLC; Secretary,
                                                    NYLIFE Distributors, Inc;
                                                    Secretary, The MainStay
                                                    Funds, MainStay VP Series
                                                    Fund, Inc., Eclipse Funds
                                                    Inc. and Eclipse Funds;
                                                    Managing Director and Senior
                                                    Counsel, Lehman Brothers
                                                    Inc., (October 1998 to
                                                    December 1999); General
                                                    Counsel and Managing
                                                    Director, JP Morgan
                                                    Investment Management Inc.,
                                                    (1986 to 1998).
-------------------------------------------------------------------------------------
Richard W. Zuccaro      Tax Vice       Since        Vice President, New York Life
Date of Birth:          President      inception    Insurance Company; Vice
12/12/49                               in May 2001  President, New York Life
                                                    Insurance and Annuity
                                                    Corporation, NYLIFE Insurance
                                                    Company of Arizona, NYLIFE LLC,
                                                    NYLIFE Securities Inc.; Tax
                                                    Vice President, New York Life
                                                    International Inc., MainStay VP
                                                    Series Fund, Inc.; Tax Vice
                                                    President, Eclipse Funds Inc.;
                                                    Tax Vice President, NYLIFE
                                                    Distributors, Inc.
-------------------------------------------------------------------------------------



----------
* Certain officers are considered to be "interested persons" of the Trust within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, the Manager, MacKay Shields, McMorgan, The MainStay Funds, MainStay VP Series Fund, Inc., Eclipse Funds, Eclipse Funds Inc., McMorgan Funds, NYLIFE Securities Inc. and/or the Distributor, as described in detail in the column "Principal Occupation(s) During Past 5 Years."


                                BOARD OF TRUSTEES


      The Board of Trustees oversees the Fund and the Manager. The Committees of the Board include the Audit Committee, Valuation Committee and Valuation Subcommittee.



      The purpose of the Audit Committee, which meets on an as needed basis, is to (1) oversee the accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality and objectivity of the financial statements and the independent audit thereof; and (3) act as a liaison between the independent auditors and the full Board. The members of the Audit Committee include all the trustees that are not "interested persons" (as that term is defined in the 1940 Act) of the Trust: Lawrence Glacken, Peter Meenan (as of April 17, 2002), Robert P. Mulhearn, and Susan B. Kerley. There were 3 Audit Committee meetings held during 2002.



      The purpose of the Valuation Committee is to oversee the implementation of the Fund's valuation procedures and to make fair value determinations on behalf of the Board as specified in such valuation procedures. The members of the Valuation Committee, on which one or more Trustees may serve, include: Stephen
C. Roussin, Robert A. Anselmi, Patrick J. Farrell, Derek D. Burke, Lawrence Glacken, Patrick Boyle and Susan B. Kerley. The Committee meets as often as necessary to ensure that each action taken by the Valuation Subcommittee is reviewed within a calendar quarter of such action. There were 4 Valuation Committee meetings held during 2002.



      The purpose of the Valuation Subcommittee, which meets on an as needed basis, is to establish prices of securities for which market quotations are not readily available or the prices of which are not often readily determinable pursuant to the Funds' valuation procedures. Meetings may be held in person or by telephone conference call. The Subcommittee may also take action via electronic mail in lieu of a meeting pursuant to the guidelines set forth in the valuation procedures. The members of the Valuation Subcommittee, on which one or more Trustees may serve, include: Stephen C. Roussin, Robert A. Anselmi, Derek
D. Burke, Patrick J. Farrell, and John K. Forst. There was 1 Valuation Subcommittee meeting held during 2002.



      As of December 31, 2002, the dollar range of equity securities owned by each Trustee in the Fund (including beneficially) and in any registered investment company overseen by the Trustees within the same family of investment companies as the Trust is as follows:


                              INTERESTED TRUSTEES


-----------------------------------------------------------------------------------------------------------
                           DOLLAR RANGE OF EQUITY        AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                 SECURITIES               ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
  NAME OF TRUSTEE               IN THE TRUST              BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------
Stephen C. Roussin         None                          $10,001 -$50,000
-----------------------------------------------------------------------------------------------------------
Patrick Boyle(1)           None                          Over $100,000
-----------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES



----------------------------------------------------------------------------------------------------------
                          DOLLAR RANGE OF EQUITY        AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                SECURITIES             ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY
    NAME OF TRUSTEE            IN THE TRUST              TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
----------------------------------------------------------------------------------------------------------
Lawrence Glacken          None                         Over $100,000
----------------------------------------------------------------------------------------------------------
Susan B. Kerley           None                         $50,001 -- $100,000
----------------------------------------------------------------------------------------------------------
Peter Meenan(1)           None                         None
----------------------------------------------------------------------------------------------------------
Robert P. Mulhearn        None                         Over $100,000
----------------------------------------------------------------------------------------------------------



----------
      (1)   Mr. Meenan was elected to the Board of Trustees on April 17, 2002.



      As of December 31, 2002, each Independent Trustee and his or her immediate family members, beneficially or of record owned securities in (1) an investment adviser or principal underwriter of the Trust or (2) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as follows:



                              INDEPENDENT TRUSTEES



-------------------------------------------------------------------------------------------------------------------
                               NAME OF OWNERS AND
                                 RELATIONSHIP TO                  TITLE OF                             PERCENT OF
   NAME OF BOARD MEMBER           BOARD MEMBER        COMPANY*     CLASS       VALUE OF SECURITIES**     CLASS**
-------------------------------------------------------------------------------------------------------------------
Lawrence Glacken               N/A                                                    None
-------------------------------------------------------------------------------------------------------------------
Susan B. Kerley                N/A                                                    None
-------------------------------------------------------------------------------------------------------------------
Peter Meenan(1)                N/A                                                    None
-------------------------------------------------------------------------------------------------------------------
Robert P. Mulhearn             N/A                                                    None
-------------------------------------------------------------------------------------------------------------------



----------
(1)   Mr. Meenan was elected to the Board on April 17, 2002.



      In connection with the approval or re-approval of the Fund's existing Management Agreement, the Trustees, including the Independent Trustees, requested, received, and reviewed a wide variety of information from the Manager. In approving or re-approving this Agreement, and in evaluating the fairness of the compensation to be paid by the Fund, the Trustees took into account principally the nature, quality and extent of the services performed by the Manager in relation to fees received under the Agreement. Thus, the Trustees considered the personnel, technical resources, operations, financial condition, investment management capabilities, methodologies and performance of the Manager. The Trustees also considered other factors, including the performance of other funds in the market pursuing broadly similar strategies, the fees and expenses borne by those funds, the costs to the Manager of providing the services, and the profitability of their relationship with the Fund. In addition, the Trustees considered any brokerage services received by the Fund. These factors were considered by the Trustees at large, and also were considered by the Independent Trustees meeting separately. Based on this review, it was the judgment of the Trustees and the Independent Trustees that re-approval of this Agreement was in the interest of the Fund and its shareholders. The terms of the existing Management Agreement are discussed in more detail in the section entitled "Management Agreement."


      Compensation


      The following Compensation Table reflects the compensation received by certain Trustees for the fiscal year ended October 31, 2002, from the Trust and from certain other investment companies that have the same investment adviser as the Trust or an investment adviser that is an affiliated person of the Manager. Trustees, other than those affiliated with the Manager, New York Life, or the Distributor, are paid an annual retainer of $32,000, and $1,350 for each Board and each Committee meeting attended plus reimbursement for travel and out-of-pocket expenses. The retainer fee is paid in the aggregate for the Trust and two other affiliated investment companies, Eclipse Funds Inc. and Eclipse Funds.



          COMPENSATION TABLE FOR THE INDEPENDENT TRUSTEES OF THE TRUST



--------------------------------------------------------------------------------------------------------
                                             PENSION OR
                        AGGREGATE        RETIREMENT BENEFITS                        TOTAL COMPENSATION
                       COMPENSATION            ACCRUED          ESTIMATED ANNUAL    FROM TRUST AND FUND
       NAME OF           FROM THE            AS PART OF             BENEFITS          COMPLEX PAID TO
       TRUSTEE             TRUST            FUND EXPENSES        UPON RETIREMENT         DIRECTORS
--------------------------------------------------------------------------------------------------------
Lawrence Glacken         $ 5,400             None                     None               $ 56,300
--------------------------------------------------------------------------------------------------------
Susan B. Kerley          $ 5,400             None                     None               $ 56,300
--------------------------------------------------------------------------------------------------------
Peter Meenan(1)          $ 4,050             None                     None               $ 38,850
--------------------------------------------------------------------------------------------------------
Robert P. Mulhearn       $ 5,400             None                     None               $ 50,900
--------------------------------------------------------------------------------------------------------



----------
(1)   Mr. Meenan was elected to the Board of Trustees on April 17, 2002.


      As of January 31, 2003, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of beneficial interest of the Fund.

      Code of Ethics


      The Trust, the Manager and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permit the personnel of their respective organizations to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. A copy of each of the Codes of Ethics are on public file with, and are available from, the SEC.

                         THE MANAGER AND THE DISTRIBUTOR

Management Agreement


      Pursuant to the Management Agreement (the "Management Agreement") for the Fund dated May 23, 2001, NYLIM, subject to the supervision of the Trustees of the Trust and in conformity with the stated policies of the Fund, manages the day-to-day operations of the Fund's investment portfolio, including the purchase, retention, disposition and loan of securities. The Manager is a wholly-owned subsidiary of New York Life Insurance Company.



      The Trustees, including a majority of the Independent Trustees, initially approved the Management Agreement at an in-person meeting held on May 22, 2001. On May 23, 2001, the Fund's initial shareholder approved the Management Agreement.



      The Management Agreement remains in effect for two years following its effective date, and continues in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by a vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act and the rules thereunder) and, in either case by a majority of the Independent Trustees.


      The Manager has authorized any of its members, officers and employees who have been elected or appointed as Trustees of the Trust to serve in the capacities in which they have been elected or appointed.

      The Management Agreement provides that the Manager shall not be liable to the Fund for any error or judgment by the Manager or for any loss sustained by the Fund except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.


      As compensation for its services, the Fund pays the Manager a single, unitary fee that the Manager uses to pay the full cost of the Fund's non-extraordinary expenses, including, administrative, transfer agency, fund accounting, custody, and other non-extraordinary expenses associated with the management and operation of the Fund other than the fees and expenses of the Independent Trustees, including counsel's fees. The rate of the unitary fee declines for the shareholders as the Fund's assets increase. The rate begins at an annual rate of 0.20% on average daily net assets of the Fund up to breakpoints at $1 billion, $2 billion, $3 billion, and $4 billion such that the fee charged on assets equal to or in excess of each breakpoint is .18%, .16%, ..14%, and .12%, respectively. For the period May 23, 2001 (commencement of operations) through October 31, 2001, and the fiscal year ended October 31, 2002, the Fund paid the Manager management fees of $303,109 and $1,643,553, respectively.



      The Fund's Manager, may from time to time waive all or a portion of its Management Fee. Such fee waivers may be discontinued at any time without notice. In connection with a voluntary expense limitation, the Manager assumed expenses in the amount of $118,853 for the period May 23, 2001

(commencement of operations) through October 31, 2001, and $1,231,259 for the fiscal year ended October 31, 2002.


Distribution Agreement

      NYLIFE Distributors, Inc. serves as the Trust's distributor and principal underwriter (the "Distributor") pursuant to a Distribution Agreement, dated May 23, 2001. NYLIFE Securities, Inc. sells Fund shares pursuant to a dealer agreement with the Distributor. The Distributor is not obligated to sell any specific amount of the Fund's shares, and receives no compensation from the Trust pursuant to the Underwriting Agreement.


      The Trust anticipates making a continuous offering of Fund shares, although it reserves the right to suspend or terminate such offering at any time. The Underwriting Agreement was initially approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Distributor, nor have any direct or indirect financial interest in the operation of the distribution plan or in any related agreement, at an in-person meeting held on May 22, 2001.



      The Distribution Agreement is subject to annual approval by the Board of Trustees. The Distribution Agreement is terminable at any time, without payment of a penalty, by vote of a majority of the Independent Trustees, upon 60 days' written notice to the Distributor, by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice to the Distributor, or by the Distributor, upon 60 days' written notice to the Trust. The Distribution Agreement will terminate in the event of its assignment.


                           SHAREHOLDER SERVICES FEES

      The Board of Trustees of the Trust has adopted a Shareholder Services Plan with respect to the Service Class Shares, under the terms of the Shareholder Services Plan, the Fund's Service Class shares are authorized to pay to NYLIM, as compensation for services rendered by NYLIM, its affiliates or independent third-party service providers, to the shareholders of the Service Class Shares, a Shareholder Service Fee at the rate of 0.25% on an annualized basis of average daily net assets of the Service Class Shares of the Fund. The Fund may pay to Service Agents "Service Fees."

      Under the terms of the Shareholder Services Plan, the Fund may pay to service agents "service fees" as that term is defined in the rules of the National Association of Securities Dealers for services provided to shareholders of the Service Class Shares of the Fund. These fees are for personal services, including assistance in establishing and maintaining shareholder accounts and assisting shareholders that have questions or other needs relating to their accounts.

      The Plan provides that it may not be amended to materially increase the costs which holders of Service Class Shares of the Fund may bear under the Plan without the approval of a majority of both (i) the Board and (ii) the Independent Trustees, cast in person at a meeting called for the purpose of voting on such amendments, and by a majority of the outstanding voting securities as defined in the 1940 Act for the Service Class Shares of the Fund.

      The Plan provides that it may not take effect until approved by vote of a majority of both (i) the Board and (ii) the Independent Trustees. The Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Board and the Independent Trustees.

      The Plan provides that the Manager shall provide to the Board, and the Board shall review at least quarterly, a written report of the amounts expended in connection with the performance of service activities, and the purposes for which such expenditures were made.

                           PURCHASES AND REDEMPTIONS

      Purchases and redemptions are discussed in the Prospectus under the heading "Shareholder Guide," and that information is incorporated herein by reference.

      Certain clients of the Trust's Manager may purchase Fund shares with liquid assets with a value which is readily ascertainable (and not established only by valuation procedures) and which would be eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions). These transactions will be effected only if the Fund's Manager intends to retain the security in the Fund as an investment. Assets so purchased by the Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of the purchase. The Fund reserves the right to amend or terminate this practice at any time.

      The Trust determines the net asset value per share of the Fund on each day the New York Stock Exchange is open for trading.

      The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of the Fund's portfolio securities or valuation of its net assets not reasonably practicable.

      These securities would be valued at the same value that was assigned to them in calculating the net asset value of the shares redeemed. Shareholders would probably have to pay transaction costs to sell the securities distributed, should such a distribution occur, even though it is highly unlikely that shares would ever actually be redeemed in kind.

      The Fund has entered into a committed line of credit with The Bank of New York, as agent, and various other lenders, from whom the Fund may borrow up to 5% of its net assets in order to honor redemptions. The credit facility is expected to be utilized if the Fund experiences unusually large redemption requests.

      The Fund, may, in its own discretion, accept investment amounts that are smaller than the minimum initial or subsequent investments as set forth in the Prospectus under the heading "Shareholder Guide."

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


      Purchases and sales of securities traded on a securities exchange are effected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities (i.e., municipal bonds and other debt securities) are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain over-the-counter securities also may be effected on an agency basis when the total price paid (including commission) is equal to or better than the best total prices available from other sources. In underwriting offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.


      In effecting purchases and sales of portfolio securities for the Fund's account, the Manager will seek the best execution of the Fund's orders. The Manager attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and its other clients on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions. Consistent with the foregoing primary considerations, the Conduct Rules of the NASD and such other policies as the Trustees may determine, the Manager may consider sales of Fund shares as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.



      Under the Management Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Manager may cause the Fund to pay a broker-dealer (except the NYLIFE Securities) which provides brokerage and research services to the Manager an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Manager determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Manager's overall responsibilities to the Trust or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.



      Although commissions paid on every transaction will, in the judgment of the Manager, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers (except NYLIFE Securities) who were selected to execute transactions on behalf of the Trust and the Manager's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.


      Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Manager for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Trust, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the Manager. Research provided by brokers is used for the benefit of all of the Manager's clients and not solely or necessarily for the benefit of the Trust. The Manager's investment management personnel attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Manager as a consideration in the selection of brokers to execute portfolio transactions.

      In certain instances there may be securities which are suitable for the Fund's portfolio as well as for one or more of the Manager's other clients. Investment decisions for the Fund and for the Manager's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. The Trust believes that over time its ability to participate in volume transactions will produce better executions for the Fund.

      The Management fee that the Manager receives on behalf of the Fund will not be reduced as a consequence of the Manager's receipt of brokerage and research services. To the extent that the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Manager in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Manager in carrying out their obligations to the Fund.

      For the period May 24, 2001 (commencement of operations) through October 31, 2001, and the fiscal year ended October 31, 2002, the Fund paid no brokerage commissions on portfolio transactions for the Fund.

      As of October 31, 2002, the Fund held commercial paper of the following issuers with whose broker-dealer subsidiaries or affiliates the Fund regularly conducts business:





                                                      MARKET VALUE
BROKER-DEALER                                     (OF COMMERCIAL PAPER)
-------------                                     ---------------------
Deutche Bank AG                                        $ 9,999,387

Morgan Stanley (CP)                                    $24,952,333

Morgan Stanley (Corp. Bond)                            $ 5,777,870

ABN Amro Bank NV (Repo)                                $23,000,000

First Union National Bank                              $51,000,000

Morgan Stanley (Repo)                                  $23,000,000

                               PORTFOLIO TURNOVER

      The Fund's portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities will exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less.

      The Fund's turnover rate will vary from year-to-year and depending on market conditions, turnover could be greater in periods of unusual market movement and volatility. A higher turnover rate generally would result in greater brokerage commissions or other transactional expenses which must be borne, directly or indirectly, by the Fund and, ultimately, by the Fund's shareholders. High portfolio turnover may result in increased brokerage commissions and in the realization of a substantial increase in net short-term capital gains by the Fund which, when distributed to non-tax-exempt shareholders, will be treated as dividends (ordinary income).

                                 NET ASSET VALUE

      The Trust determines the Fund's net asset value ("NAV") per share on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated as of 5:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted business by dividing the amortized cost (pursuant to Rule 2a-7) of the Fund's total assets, less the Fund's liabilities, by the total number of shares of the Fund that are issued and outstanding.

      The Fund's portfolio securities are valued at their amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat than that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.


      During periods of declining interest rates, the quoted yield on the Fund may tend to be higher than a computation made by the Fund with identical investments utilizing a method of valuation based upon prevailing market prices and estimates of such market prices for all of its portfolio instruments. Thus, if the use of the amortized cost method by the Fund resulted in lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investing in the Fund utilizing solely market values, and existing shareholders of the Fund would receive less investment income. The converse would apply in a period of rising interest rates.



      In the event that the Board of Trustees establishes additional portfolios of the Trust, the proceeds received by each portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such portfolio and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to such portfolio and with a share of the general liabilities of the Trust. Expenses with respect to any two or more portfolios will be allocated in proportion to the NAVs of the respective portfolios except where allocation of direct expenses can otherwise be fairly made in the judgment of the Manager.


                                TAX INFORMATION

      While it is anticipated that many shareholders of the Fund will be tax-exempt institutions, the following discussion may be of general interest to these shareholders as well as for those Fund shareholders who do not have tax-exempt status. Although the discussion below refers in certain instances to distributions and other transactions as being taxable to a shareholder, tax-exempt shareholders will, of course, not be taxed to the extent provided by applicable tax exemptions. The discussion herein relating to taxes is presented for general informational purposes only. Since the tax laws are complex and tax results can vary depending upon specific circumstances, investors should consult tax advisers regarding investment in the Fund.

      The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund so qualifies and elects, it generally will not be subject to Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest, and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to its shareholders.

      The Fund intends to distribute, at least annually, to its shareholders substantially all of its investment company taxable income and its net capital gains. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.


      To qualify for treatment as a regulated investment company, the Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).


      The Treasury Department is authorized to issue regulations to provide that foreign currency gains that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) may be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

      Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary taxable income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending December 31 of such year, and (3) all ordinary taxable income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year to shareholders on a record date in such a month and paid by the Fund during January of the following calendar year. Such a distribution will be includable in the gross income of shareholders in the calendar year in which it is declared, rather than the calendar year in which it is received. To prevent application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

      Distributions of investment company taxable income generally are characterized as ordinary income. Distributions of the Fund's net capital gains, if any, designated by the Fund as capital gain dividends, will generally be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. Net capital gains from assets held for one year or less will be taxed as ordinary income. All distributions are includable in the gross income of a shareholder whether reinvested in additional shares or received in cash. It is not anticipated that the Fund's distributions will be eligible for the dividends-received deduction for corporate shareholders. Shareholders will be notified annually as to the Federal tax status of distributions.

      The Fund's distributions with respect to a given taxable year may exceed its current and accumulated earnings and profits available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

      Upon the taxable disposition (including a sale or redemption) of Fund shares, a shareholder may realize a gain or loss depending generally upon his basis in his shares. Any gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date.

      Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund generally would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for Federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares.

      Some of the debt securities that the Fund may acquire may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

      The Fund may purchase some of the debt securities at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the Fund's election, at a constant yield to maturity which takes into account the semi-annual compounding of interest.


      If the Fund holds zero coupons bonds in its portfolio it will recognize income currently for Federal tax purposes in the amount of the unpaid, accrued interest (determined under tax rules) and generally will be required to distribute dividends representing such income to shareholders currently, even though funds representing such income have not been received by the Fund.


      The Fund must report all distributions to the IRS except in the case of certain exempt shareholders. All such distribution and redemption proceeds generally are subject to withholding of Federal income tax at a rate of 30% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number, (2) the IRS notifies the Fund or shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

      The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Fund distributions also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. A portion of the dividends paid by the Fund may be exempt from state taxation. Shareholders should consult their tax advisers with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of Fund shares including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                             PERFORMANCE INFORMATION

      The Trust may, from time to time, include the Fund's yield, effective yield and total return in advertisements, sales literature, or reports to shareholders or prospective investors. Due to the deduction of the shareholder service fee, performance of the Service Class of the Fund will be lower than the performance of the Institutional Class of the Fund.

      Current yield for the Fund will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


              Effective Yield = [(Base Period Return + 1)365/7] - 1



      The current and effective seven-day average yields as of October 31, 2002 for the Fund's Institutional Class shares and Service Class shares were as follows:






-------------------------------------------------------------------------------------------------------------------
                                               CURRENT 7 DAY YIELD                              EFFECTIVE 7 DAY
                                                AFTER WAIVERS AND                             YIELD AFTER WAIVERS
     SHARE CLASS        CURRENT 7 DAY YIELD      REIMBURSEMENTS      EFFECTIVE 7 DAY YIELD    AND REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------
Institutional Class            1.60%                  1.75%                  1.62%                   1.77%
-------------------------------------------------------------------------------------------------------------------
Service Class                  1.35%                  1.50%                  1.36%                   1.52%
-------------------------------------------------------------------------------------------------------------------



      Average Annual Total Return. The "average annual total return" figure for the Fund shows the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of the Fund's shares and assumes that any income, dividends and/or capital gains distributions made by the Fund during the period are reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" annual total return figures for periods longer than one year, investors should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. Quotations of average annual total return for a Fund are expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or Class over certain periods calculated pursuant to the following formula:



                               p(1 + T) (n) = ERV


      where P =   a hypothetical initial payment of $1,000,

      T       =   the total return for the period,


      (n)     =   the number of periods, and



      ERV     =   the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period assuming reinvestment of all dividends and distributions).



      Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Fund or Class expenses on an annual basis, reflect fee waivers or reimbursements in effect for each period and assume that all dividends and distributions are reinvested when paid.



      As of October 31, 2002, the average annual total return of the Fund's Institutional Class shares and Service Class shares for one-year and life of fund periods was as follows:



--------------------------------------------------------------------------------
                                    AVERAGE ANNUAL TOTAL         AVERAGE ANNUAL
                                           RETURN                 TOTAL RETURN

      SHARE CLASS                          1 YEAR               LIFE OF THE FUND
--------------------------------------------------------------------------------
Institutional Class                         1.91%                     2.41%
--------------------------------------------------------------------------------
Service Class                               1.65%                     1.90%
--------------------------------------------------------------------------------


      In addition, advertising for the Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for the Fund may refer to or discuss current or past business, political, economic or financial conditions, including events as they relate to those conditions, such as any U.S. monetary or fiscal policies and the current rate of inflation. In addition, from time to time, advertising materials may include information concerning retirement and investing for retirement and may refer to the approximate number of then-current Fund shareholders, shareholder accounts and Fund assets.

      From time to time, Fund advertising and sales literature may discuss the investment philosophy, personnel and assets under management of the Fund's Manager, and other pertinent facts relating to the management of the Fund by the Manager.

      From time to time the Fund may publish an indication of its past performance as measured by independent sources such as Lipper, Inc., Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Spot Market Prices, Barron's, Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Money, Morningstar, Personal Investor, Sylvia Porter's Personal Finance, and

The Wall Street Journal. Further, from time to time, the Fund may publish performance information that includes ratings information from one or more nationally recognized statistical ratings organizations, or NRSROs, such as Duff & Phelps Credit Ratings Co., Fitch IBCA, Inc., Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Thomson Bankwatch, Inc.

      In addition, performance information for the Fund may be compared, in advertisements, sales literature, and reports to shareholders, to: (i) unmanaged indexes, such as the Donoghue Money Market Institutional Averages and the Merrill Lynch 1 to 3 Year Treasury Index, (ii) other groups of mutual funds tracked by Morningstar Inc. or Lipper Inc., widely used independent research firms which rank mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) and other measures of the performance of the economy to assess the real rate of return from an investment in the Fund. Advertisements for the Fund may also include general information about the performance of unmanaged indexes with investment parameters similar to the Fund. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      From time to time, advertisements for the Fund may include general information about the services and products offered by the Fund, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, MainStay VP Series Fund, Inc., McMorgan Funds and New York Life Insurance Company and its subsidiaries. For example, such advertisements may include statistical information about those entities including, but not limited to, the number of current shareholder accounts, the amount of assets under management, sales information, the distribution channels through which the entities' products are available, marketing efforts and statements about this information by the entities' officers, trustees and employees.

                                OTHER INFORMATION

Capitalization

      The Fund is the sole portfolio of the Trust, an open-end investment management company established as a Delaware business trust on February 22, 2001. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies) or classes of shares, at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable, and freely transferable.

Effective Maturity

      The Fund may use an effective maturity for determining the maturity of their portfolio. Effective maturity means the average expected repayment date of the portfolio taking into account prospective calls, puts and mortgage prepayments, in addition to the maturity dates of the securities in the portfolio.

Share Ownership of the Fund

      Each share of the Fund has one vote in the election of Trustees. Cumulative voting is not authorized. This means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they so choose, and, in that event, the holders of the remaining shares will be unable to elect any Trustees. The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Shareholders of the Fund will vote in the aggregate and not by Class except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular Class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Class affected by the matter. Rule 18f-2 further provides that a Class shall be deemed to be affected by a matter unless it is clear that the interests of the Class in the matter are identical or that the matter does not affect any interest of the Class. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to Class only if approved by the holders of a majority of the outstanding voting securities of Class. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting in the aggregate without regard to Class.


      The number of shares of common stock outstanding for the Fund, as of January 31, 2003, is as follows:

--------------------------------------------------------------------------------------------------------
                              TOTAL NUMBER OF SHARES       TOTAL NUMBER OF           TOTAL NUMBER OF
                                   OUTSTANDING            SHARES OUTSTANDING        SHARES OUTSTANDING
                                                                                  INSTITUTIONAL CLASS &
         FUND                  INSTITUTIONAL CLASS          SERVICE CLASS             SERVICE CLASS
--------------------------------------------------------------------------------------------------------
Prime Cash Fund                   1,777,446,632               91,209,476              1,868,656,108
--------------------------------------------------------------------------------------------------------



      The following table sets forth the information concerning beneficial and record ownership as of January 31, 2003, of each person who beneficially or of record owned more than 5% of the Fund:



                               INSTITUTIONAL CLASS



--------------------------------------------------------------------------------
                                                            NUMBER OF SHARES AND
           SHAREHOLDER                                            % OWNED
--------------------------------------------------------------------------------
Bank of New York                                                     900,000,000
Agent for Sec. Lending Clients                                            50.63%
Attn: Larry Mannix
32 Old Slip
New York, NY 10286-0001
--------------------------------------------------------------------------------
New York Life Short Term Fund                                        205,188,390
Attn: Doris Rey                                                           11.54%
51 Madison Avenue Rm. 201
New York, NY 10010-1603
--------------------------------------------------------------------------------
New York Life Insurance Co.                                          117,123,092
Securities Lending A                                                       6.59%
51 Madison Ave. Rm. 201
Attn: Doris Rey
New York, NY 10010-1603
--------------------------------------------------------------------------------
Hare & Co.                                                           104,649,982
Bank of New York Nominee                                                   5.89%
1 Wall Street, 2nd Floor
STIF Dept.
New York, NY 10286-0001
--------------------------------------------------------------------------------
New York Life Insurance and                                          103,108,558
Annuity Corporation Sec Lending                                            5.80%
51 Madison Avenue Rm. 201
Attn: Doris Rey
New York, NY 10010-1603
--------------------------------------------------------------------------------



                                  SERVICE CLASS



--------------------------------------------------------------------------------
                                                            NUMBER OF SHARES AND
           SHAREHOLDER                                             % OWNED
--------------------------------------------------------------------------------
Wall Street Portfolio Advisors                                       100,000,000
Agent for Sec Lending Clients                                             50.63%
32 Old Slip
New York, NY 10286-0001
--------------------------------------------------------------------------------
Custodial Trust Co.                                                  100,000,000
Cust. for New York Life Insurance Co.                                      5.63%
101 Carnegie Ctr.
Princeton, NJ 08540-6231
--------------------------------------------------------------------------------

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure


      In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately. Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. However, no assurance can be given that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies. The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board of Trustees would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that such a withdrawal would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio. There is no present intention to convert the Fund to a Master/Feeder Fund structure. The Board of Trustees has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Trustees determines that such a conversion is in the best interest of the Fund's shareholders. If the Board of Trustees so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and SAI would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.



Affiliated Transactions



      Subject to receipt of exemptive relief from the 1940 Act, the Fund, subject to certain conditions and limitations, may be permitted to sell its shares to certain affiliated entities which are advised or subadvised by the Manager or certain affiliated subadvisors, including MacKay Shields and McMorgan.


                                 FUND STRUCTURE

Independent Accountants


      PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, has been selected as independent accountants of the Trust. The Annual Reports of the Trust, which are incorporated by reference in this SAI, have been incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


Legal Counsel


      Legal advice regarding certain matters related to the Federal securities laws has been provided by Dechert LLP, 1775 Eye Street N.W., Washington D.C. 20006.


Transfer Agent

      NYLIM Service Company LLC ("NYLIM Service") is the Fund's Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service, whose address is NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, is an indirect wholly-owned subsidiary of New York Life Insurance Company. NYLIM Service provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. NYLIM Service is paid a per account fee and out-of-pocket expenses by the Fund. NYLIM Service has entered into an agreement with Boston Financial Data Services ("BFDS"), whose address is 2 Heritage Drive, North Quincy, MA 02171. BFDS will perform certain of the services for which NYLIM Service is responsible. In addition, the Fund or NYLIM Service may contract with other service organizations, including affiliates of NYLIM Service, broker-dealers and other financial institutions to provide shareholder services to beneficial owners of interests in omnibus accounts in the Fund maintained by such organization in return for a service fee paid by the Fund.

Custodian

      The Bank of New York (the "Custodian"), 90 Washington Street, New York, NY 10286, serves as custodian of the Fund's cash and securities. Pursuant to a Custody Agreement with the Trust, it is responsible for maintaining the books and records of the Fund's portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

Registration Statement

      This SAI and the Prospectus do not contain all of the information included in the Trust's registration statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

      Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

                        Moody's Investors Service, Inc.

                      CORPORATE AND MUNICIPAL BOND RATINGS

      Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

      A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

      Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct noncallable United States government obligations or noncallable obligations unconditionally guaranteed by the U.S. government are identified with a hatchmark (#) symbol, i.e., #Aaa.

Moody's assigns rating to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below. For notes with any of the following characteristics, the rating of the individual note may differ from the indicated rating of the program:

      1) Notes containing features which link the cash flow and/or market value to the credit performance of any third party or parties.

      2)    Notes allowing for negative coupons, or negative principal.

      3) Notes containing any provision which could obligate the investor to make any additional payments.

Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody's encourages market participants to contact Moody's Ratings Desks directly if they have questions regarding ratings for specific notes issues under a medium-term program.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; the modifier 3 indicates a ranking in the lower end of that generic rating category.

                        MUNICIPAL SHORT TERM LOAN RATINGS

      MIG 1/VMIG 1: This designation denotes best quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

      MIG 2/VMIG 2: This designation denotes strong credit. Margins of protection are ample, although not as large as in the preceding group.

      MIG 3/VMIG 3: This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

      SG: This designation denotes speculative-grade credit. Debt instruments in this category may lack sufficient margins of protection.

                        CORPORATE SHORT TERM DEBT RATINGS

      Moody's short term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

      Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

      Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

      Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

      In addition, in certain countries, the PRIME rating may be modified by the issuer's or guarantor's senior unsecured long-term debt ratings.

                               Standard & Poor's

                 A Division of The Mcgraw-Hill Companies, Inc.

                 Corporate And Municipal Long-Term Debt Ratings

                                INVESTMENT GRADE

      AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA: An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                                SPECULATIVE GRADE

      Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      CC: An obligation rated CC is currently highly vulnerable to nonpayment.

      C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but debt service payments are continued.

      D: Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition, or the taking of similar action, if debt service payments are jeopardized.

      Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C

The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

P

The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

R

The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.

Not rated.

      Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

      Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

      Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

                          SHORT TERM RATING DEFINITIONS

      A-1: A short term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign(+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2: A short term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      A-3: A short term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      B: A short term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      C: A short term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      D: A short term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

             NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

                                     PART C.

                                OTHER INFORMATION

ITEM 23.  EXHIBITS

a.    Charter Documents

      (1)   Certificate of Trust dated February 22, 2001.(1)

      (2) Certificate of Amendment to the Certificate of Trust dated May 10, 2001(3)

b.    By-Laws

      (1)   By-Laws of the Trust dated February 22, 2001.(1)

      (2)   Amended and Restated By-Laws of the Trust dated May 22, 2001.(3)

c.    Instruments Defining the Rights of Security Holders

      (1)   Declaration of Trust dated February 22, 2001.(1)

      (2)   Amended and Restated Declaration of Trust dated May 22, 2001.(3)

d.    Investment Advisory Contracts

      (1) Form of Management Agreement between the New York Life Investment Management Institutional Funds and New York Life Investment Management LLC.(3)

e.    Underwriting Contracts

      (1) Form of Distribution Agreement between the New York Life Investment Management Institutional Funds and NYLIFE Distributors Inc.(3)

f.    Not applicable

g.    Custodian Agreements

      (1) Form of Custody Agreement between the New York Life Investment Management Institutional Funds and The Bank of New York(3)

h.    Other Material Contracts

      (1) Form of Administration and Fund Accounting Agreement between New York Life Investment Management Institutional Funds and New York Life Investment Management LLC(3)

      (2) Form of Transfer Agency Agreement between New York Life Investment Management Institutional Funds and NYLIM Service Company LLC(3)

      (3) Form of Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC and Boston Financial Data Services, Inc.(2)

i.    Legal Opinions(3)

j.    Other Opinions

      (1) Auditor's Consent related to New York Life Investment Management Institutional Funds.(5)

k.    Not Applicable

l.    Form of Subscription Agreement(3)

m.    Not Applicable

n.    Rule 18f-3 Plan(3)

o.    [reserved]

p.    Not Applicable

      Powers of Attorney(1)(4)

------------------

(1) Filed as an exhibit to the initial Registration Statement on Form N-1A filed on February 28, 2001.

(2) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on May 8, 2001.

(3) Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on May 23, 2001.


(4) Filed as an exhibit to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on December 30, 2002.


(5)   Filed herewith

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


Name of Organizations (Jurisdiction)

New York Life Investment Management Institutional Funds (File Nos. 333-56286 and 811-10307) (Delaware)
Eclipse Funds Inc. (File Nos. 33-36962 / 811-6175) (Maryland)
Eclipse Funds (File Nos. 33-8865 and 811-4847) (Delaware)
The MainStay Funds (File Nos. 33-0610 and 811-04550) (Massachusetts)
MainStay VP Series Fund, Inc. (File Nos. 002-86082 and 811-03833-01) (Maryland) McMorgan Funds (File Nos. 33-75708 and 811-08370) (Delaware)

New York Life Investment Management Holdings LLC (Delaware)
      MacKay Shields LLC (Delaware)
            MacKay Shields Domestic General Partner, L.L.C. (Delaware) Madison Square Advisors LLC (Delaware)
            NYLCAP Manager LLC (Delaware)
                  New York Life Capital Partners, L.L.C. (Delaware) MainStay Management LLC (Delaware)
      NYLIM Service Company LLC (Delaware)
      Monitor Capital Advisors LLC (Delaware)
      New York Life Investment Management LLC (Delaware)
            New York Life Investment Management (U.K.) Limited
      New York Life Benefit Services LLC (Delaware)
      NYLIFE Distributors Inc. (Delaware)

New York Life Insurance and Annuity Corporation (Delaware)

New York Life International, Inc. (Delaware)
      Docthos, S.A.2 (Argentina) (40%)
      GEO New York Life, S.A. (Mexico)
      HSBC New York Life Seguros de Vida (Argentina) S.A.2 (40%)
      HSBC New York Life Seguros de Retiro (Argentina) S.A.2 (40%)
      Maxima S.A. AFJP2 (Argentina) (40%)
      New York Life Insurance Ltd. (South Korea)
      New York Life Insurance Worldwide Ltd. (Bermuda)
      New York Life International Holdings Ltd. (Mauritius)
      Max New York Life Insurance Company Limited 2 (India) (26%)
      New York Life International India Fund (Mauritius) L.L.C. (Mauritius)
      (90%)
      New York Life Insurance (Philippines), Inc. (Philippines)
      New York Life Worldwide Capital, Inc. (Delaware)
            Fianzas Monterrey, S.A. (Mexico)
                  Operada FMA (Mexico)
            Siam Commercial New York Life Insurance Public Company Limited (Thailand) (23.73%)
      NYLIFE Thailand, Inc. (Delaware)

            Siam Commercial New York Life Insurance Public Company Limited (Thailand) (42.89%)

      NYLI-VB Asset Management Co. (Mauritius) L.L.C. (Mauritius) (90%)
      P.T. Asuransi Jiwa Sewu-New York Life (Indonesia) (Indonesia) (50.03%) Seguros Monterrey New York Life, S.A. (Mexico)
            Corporativo Seguros (Mexico)
            Centro Nacional de Servicios y Operaciones (Mexico)
            Centro de Capacitacion Monterrey (Mexico)
      NYLIFE LLC (Delaware)
            Avanti Corporate Health Systems, Inc. (Delaware)
                  Avanti of the District, Inc. (Maryland)
      Eagle Strategies Corp. (Arizona)
      Express Scripts, Inc. 3 (Delaware) (21.04%)
      New York Life Capital Corporation (Delaware)
      New York Life International Investment Inc. (Delaware)
            Monetary Research Ltd. (Bermuda)
            NYL Management Limited (United Kingdom)
      New York Life Trust Company (New York)
      New York Life Trust Company, FSB (United States)
      NYLCare NC Holdings, Inc. (Delaware)
      NYLIFE Administration Corp. (Texas)
      NYLIFE Structured Asset Management Company Ltd. (Texas)
      NYLIFE Refinery Inc. (Delaware)
      NYLIFE Securities Inc. (New York)
      New York Life International Investment Asia Ltd. (Mauritius)
      NYLINK Insurance Agency Incorporated (Delaware)
            NYLINK Insurance Agency of Alabama, Incorporated (Alabama)
            NYLINK Insurance Agency of Hawaii, Incorporated (Hawaii)
            NYLINK Insurance Agency of Massachusetts, Incorporated
            (Massachusetts)
            NYLINK Insurance Agency of Montana, Incorporated (Montana)
            NYLINK Insurance Agency of Nevada, Incorporated (Nevada)
            NYLINK Insurance Agency of New Mexico, Incorporated (New Mexico) NYLINK Insurance Agency of Washington, Incorporated (Washington) NYLINK Insurance Agency of Wyoming, Incorporated (Wyoming)
      NYLTEMPS INC. (Delaware)
      NYLUK I Company (United Kingdom)
            New York Life (U.K.) Limited (United Kingdom)
                  Life Assurance Holding Corporation Limited 2 (United Kingdom) (22.9%)
            Windsor Life Assurance Company Limited 2 (United Kingdom)
            W Financial Services (United Kingdom)
            W Home Loans (United Kingdom)
            W Trust Managers (United Kingdom)
            WFMI (United Kingdom)
            WIM(United Kingdom)
      NYLUK II Company (United Kingdom)
            W(UK)HC Limited (United Kingdom)
            Gresham Mortgage (United Kingdom)
            Gresham Unit Trust Managers (United Kingdom)
            W Construction Company (United Kingdom)
            WUT (United Kingdom)
            WIM (AIM) (United Kingdom)
            WLIC (United Kingdom)

      Prime Provider Corp. (New York)
            Prime Provider Corp. of Texas (Texas)
      WellPath of Arizona Reinsurance Company (Arizona)

NYLIFE Insurance Company of Arizona (Arizona)

New York Life BioVenture Partners LLC (Delaware)

----------

(1) By including the indicated corporation in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-1A.

(2) This entity is an unaffiliated registered investment company for which New York Life and/or its subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life but is included for informational purposes only.

(3) An unaffiliated trust formed solely for the purpose of holding shares of New York Life Settlement Corporation. It is not a subsidiary of New York Life but is included for informational purposes only.

(4)   One Share is held in the name of a Nominee as required by British law.

(5) These entities are unaffiliated insurance agencies for which New York Life and its subsidiaries perform administrative services. They are not subsidiaries of New York Life but are included for informational purposes only.


ITEM 25.  INDEMNIFICATION

      New York Life Insurance Company maintains Directors & Officers Liability insurance coverage. The policy covers the Directors, Officers, and Trustees of New York Life, its subsidiaries, and certain affiliates including the Trust. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

Article VI of Registrant's By-Laws provides, in part, as follows:

      Section 2. Indemnification. Subject to the exceptions and limitations contained in Section 3 of this Article VI, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

      Section 3. Limitations, Settlements. No indemnification shall be provided hereunder to an agent:

      (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

      (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

      (i)   by the court or other body before which the proceeding was brought;

      (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

      (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry);

provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

      Section 4. Insurance, Rights Not Exclusive. The rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any agent, (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any agent may now or hereafter be entitled and (iv) shall inure to the benefit of the agent's heirs, executors and administrators.

      Section 5. Advance of Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust unless it is ultimately determined that he or she is entitled to indemnification under this Article VI; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification under this Article VI.

      Article VII of the Registrants Declaration of Trust provides, in part, as follows:

Section 7.3. Indemnification.

      (a) Subject to the exceptions and limitations contained in Section 7.3(b) of this Article:

      (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof;

      (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigative or other, including appeals), threatened, pending or completed, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

      (b)   No indemnification shall be provided hereunder to a Covered Person:

      (i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 3(a) of this Article shall be paid by the Trust or Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust, unless it is ultimately determined that he or she is entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, or (ii) the Trust is insured against losses arising out of any such advance payments, or
            (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under
            Section 3.

ITEM 26. BUSINESS OR OTHER CONNECTION OF INVESTMENT ADVISOR

      The business of New York Life Investment Management LLC is summarized under "Know with Whom You're Investing" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

      The business or other connections of each manager and officer of New York Life Investment Management LLC is currently listed in the investment adviser registration on Form ADV for New York Life Investment Management LLC (File No. 801-57396) and is hereby incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

      a. NYLIFE Distributors Inc. also acts as the principal underwriter for:
            Eclipse Funds Inc. (File No. 33-36962)
            Eclipse Funds (File No. 33-08865)
            The MainStay Funds (File No. 33-2610)
            NYLIAC Variable Universal Life Separate Account I NYLIAC Multi-Funded Annuity Separate Account I NYLIAC Multi-Funded Annuity Separate Account II NYLIAC Variable Annuity Separate Account I
            NYLIAC Variable Annuity Separate Account II
            NYLIAC Variable Annuity Separate Account III
            NYLIAC Variable Life Insurance Separate Account NYLIAC Corporate Sponsored Variable Universal Life Separate Account I
            NYLIAC Institutionally Owned Life Insurance Separate
            Account

      b.

                                      POSITION(S) AND
                                       OFFICE(S) WITH        POSITION(S) AND
            NAME AND PRINCIPAL             NYLIFE            OFFICE(S) WITH
             BUSINESS ADDRESS        DISTRIBUTORS, INC.           TRUST
            Brady, Robert E.         Director and Vice       None
            169 Lackawanna Avenue    President
            Parsippany, NJ 07054

            Wendlandt, Gary E.       Director                None
            51 Madison Avenue
            New York, NY 10010

            Boyce, Jefferson C.      Director                None
            51 Madison Avenue
            New York, NY 10010

            Roussin, Stephen C.      Director and            Trustee and
            169 Lackawanna Avenue    Chairman                Chairman
            Parsippany, NJ 07054

            Lee, Brian               President               President
            169 Lackawanna Ave.
            Parsippany, NJ 07054

            Gallo, Michael G.        Director                None
            51 Madison Avenue
            New York, NY 10010

            Rock, Robert D.          Director                None
            51 Madison Avenue
            New York, NY 10010

            Boccio, Frank M.         Director                None
            51 Madison Avenue
            New York, NY 10010

            Hildebrand, Phillip J.   Director                None
            51 Madison Avenue
            New York, NY 10010

            Levy, Richard D.         Director                None
            51 Madison Avenue
            New York, NY 10010

            Farrell, Patrick J.      Senior Vice             Treasurer, Chief Financial
            169 Lackawanna Ave.      President and Chief     and Accounting Officer and
            Parsippany, NJ 07054     Financial Officer       Assistant Secretary

            Burke, Derek             Chief Compliance        Compliance Officer
            169 Lackawanna Ave.      Office
            Parsippany, NJ 07054

            Adasse, Louis H.         Corporate               None
            51 Madison Avenue        Vice President
            New York, NY 10010

            Calhoun, Jay S.          Senior Vice President   None
            51 Madison Avenue        and Treasurer
            New York, NY 10010

            Warga, Thomas J.         Senior Vice President   None
            51 Madison Avenue        and General Auditor
            New York, NY 10010

            Fishler, Wendy           Senior Vice President   None
            169 Lackawanna Ave.
            Parsippany, NJ 07054

            Moeller, Peter           Senior Vice President   None
            169 Lackawanna Ave.
            Parsippany, NJ 07054

            Zuccaro, Richard W.      Vice President          Tax Vice President
            51 Madison Avenue
            New York, NY 10010

            Marsden-Cochran, Mary    Vice President          None
            169 Lackawanna Ave.
            Parisppany, NJ 07054

            Harrington, Scott        Corporate Vice          None
            169 Lackawanna Ave.      President
            Parsippany, NJ 07054

            Anslemi, Robert A.       Secretary               Secretary
            51 Madison Avenue
            New York, NY 10010

            Somelofske, Thomas J.    Assistant Vice          None
            169 Lackawanna Ave.      President

            Parsippany, NJ 07054

            Livornese, Linda M.      Vice President          None
            51 Madison Avenue
            New York, NY 10010

            Murray, Thomas J.        Corporate Vice          None
            51 Madison Avenue        President
            New York, NY 10010

            Krystel, David J.        Vice President
            51 Madison Avenue                                None
            New York, NY 10010

            McInerney, Barbara       Senior Vice President   None
            51 Madison Avenue
            New York, NY 10010

            Leier, Albert W.         Vice President          None
            169 Lackawanna Avenue    of Financial
            Parsippany, NJ 07054     Operations

            Arizmendi, Arphiela      Corporate               Assistant Treasurer
            169 Lackawanna Avenue    Vice President
            Parsippany, NJ 07054

            Cirillo, Antoinette B.   Corporate               Assistant Treasurer
            169 Lackawanna Avenue    Vice President
            Parsippany, NJ 07054

            Lorito, Geri             Corporate               Assistant Treasurer
            169 Lackawanna Avenue    Vice President
            Parsippany, NJ 07054

            Gomez, Mark A.           Vice President          None
            51 Madison Avenue
            New York, NY 10010

            Whittaker, Lori S.       Assistant Secretary     None
            51 Madison Avenue
            New York, NY 10010



      c.    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

      Certain accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, the Manager and NYLIFE Distributors Inc., NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. Records relating to the Registrant's transfer agent are maintained by NYLIM Service Company LLC, NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 070544. Records relating to the duties of the Registrant's custodian are maintained by The Bank of New York, 110 Washington Street, New York, NY 10286.

ITEM 29. MANAGEMENT SERVICES.

Not Applicable.

ITEM 30.  UNDERTAKINGS.

None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 27th day of February, 2003.


             NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

                                            By: /s/ Stephen C. Roussin*
                                                -----------------------
                                                Stephen C. Roussin
                                                President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                                     TITLE                              DATE
  /s/ Stephen C. Roussin*                  Chairperson, President and Trustee         February 27, 2003
  ----------------------
  Stephen C. Roussin

  /s/ Patrick G. Boyle*                    Trustee                                    February 27, 2003
  ---------------------
  Patrick G. Boyle

  /s/ Lawrence Glacken*                    Trustee                                    February 27, 2003
  ---------------------
  Laurence Glacken

  /s/ Robert P. Mulhearn*                  Trustee                                    February 27, 2003
  -----------------------
  Robert P. Mulhearn

  /s/ Susan B. Kerley*                     Trustee                                    February 27, 2003
  --------------------
  Susan B. Kerley

  /s/ Peter Meenan**                       Trustee                                    February 27, 2003
  ------------------
  Peter Meenan

  /s/ Patrick J. Farrell                   Treasurer and Chief Financial              February 27, 2003
  -----------------------                  and Accounting Officer
  Patrick J. Farrell



  *By:  /s/ Patrick J. Farrell                                                        February 27, 2003
        ----------------------
        Patrick J. Farrell
        as Attorney-in-Fact

* Pursuant to Powers of Attorney filed on February 28, 2001 as a part of the initial filing of the Trust's Registration Statement.


** Pursuant to Powers of Attorney filed on December 30, 2002 as part of Post-Effective Amendment No.2 to the Trust's Registration Statement.